UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, NY 10208	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 25.7%
Automobiles & Components – 0.4%
Ford Motor Credit Co. LLC
$525,000	3.984%		06/15/16	$ 550,594

Banks – 6.4%
Abbey National Treasury Services PLC
175,000	2.875		04/25/14	177,376
ANZ Capital Trust II(a)
425,000	5.360		12/15/53	432,437
Bank of America Corp.
225,000	6.000		09/01/17	259,185
200,000	5.750		12/01/17	228,909
100,000	5.625		07/01/20	112,949
350,000	5.700		01/24/22	406,568
BB&T Corp.(b)
200,000	1.600		08/15/17	203,484
Capital One Bank NA
300,000	8.800		07/15/19	392,392
CBA Capital Trust II(a)(b)(c)
325,000	6.024		12/31/49	325,000
Citigroup, Inc.
600,000	5.000		09/15/14	632,097
275,000	4.450		01/10/17	301,751
ING Bank N.V.(a)
450,000	2.000		09/25/15	450,673
Merrill Lynch & Co., Inc.
325,000	6.400		08/28/17	377,804
Mizuho Corporate Bank Ltd.(a)
200,000	2.550		03/17/17	209,000
Morgan Stanley & Co.
325,000	6.250		08/28/17	367,626
175,000	5.950		12/28/17	196,871
400,000	5.500		07/28/21	433,759
National City Preferred Capital Trust I(b)(c)
200,000	12.000		12/31/49	204,352
Nordea Bank AB(a)
250,000	4.250		09/21/22	248,451
Regions Financial Corp.
325,000	5.750		06/15/15	347,344
Resona Bank Ltd.(a)(b)(c)
650,000	5.850		12/31/49	696,305
Royal Bank of Scotland Group PLC
250,000	2.550		09/18/15	253,144
Santander Holdings USA, Inc.(b)
75,000	3.000		09/24/15	75,332
165,000	4.625		04/19/16	172,206
Standard Chartered PLC(a)
150,000	5.500		11/18/14	161,910
The Bear Stearns Companies LLC
400,000	7.250		02/01/18	499,273
Union Bank NA
425,000	2.125		06/16/17	434,484
Wachovia Bank NA
300,000	6.600		01/15/38	410,767

				9,011,449

Chemicals – 1.0%
CF Industries, Inc.
150,000	6.875		05/01/18	183,000
Eastman Chemical Co.
150,000	2.400		06/01/17	156,887
150,000	4.800	(b)	09/01/42	162,093
Ecolab, Inc.
450,000	4.350		12/08/21	506,610

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Chemicals – (continued)
The Dow Chemical Co.
$320,000	7.600%	05/15/14	$ 353,401

			1,361,991

Diversified Manufacturing – 0.2%
Xylem, Inc.
250,000	3.550	09/20/16	265,398

Electric – 0.5%
PPL WEM Holdings PLC(a)(b)
220,000	5.375	05/01/21	246,232
Progress Energy, Inc.
350,000	7.000	10/30/31	460,583
Puget Sound Energy, Inc. Series A(c)
50,000	6.974	06/01/67	53,500

			760,315

Energy – 4.0%
Anadarko Petroleum Corp.
125,000	6.375	09/15/17	150,854
BG Energy Capital PLC(b)(c)
325,000	6.500	11/30/72	346,937
BP Capital Markets PLC
225,000	3.200	03/11/16	240,450
500,000	4.500	10/01/20	577,282
145,000	3.561	11/01/21	156,477
Dolphin Energy Ltd.(a)
192,096	5.888	06/15/19	217,963
200,000	5.500	12/15/21	231,300
Gazprom OAO Via Gaz Capital SA(d)
350,000	9.250	04/23/19	455,000
Nexen, Inc.
150,000	5.875	03/10/35	177,501
305,000	6.400	05/15/37	389,577
Pemex Project Funding Master Trust
150,000	6.625	06/15/35	187,500
Petrobras International Finance Co.
40,000	5.750	01/20/20	45,399
190,000	5.375	01/27/21	214,152
PTTEP Canada International Finance Ltd.(a)
240,000	5.692	04/05/21	276,752
210,000	6.350	06/12/42	242,223
Ras Laffan Liquefied Natural Gas Co. Ltd. III(a)
250,000	5.500	09/30/14	269,590
TNK-BP Finance SA
140,000	7.875	03/13/18	168,700
Transocean, Inc.
100,000	4.950	11/15/15	109,489
625,000	6.500	11/15/20	746,364
125,000	6.375	12/15/21	149,603
Weatherford International Ltd.
175,000	9.625	03/01/19	228,620

			5,581,733

Food & Beverage – 2.2%
Anheuser-Busch InBev Worldwide, Inc.
300,000	1.375	07/15/17	302,708
Diageo Capital PLC
275,000	1.500	05/11/17	279,304
Heineken NV(a)
225,000	3.400	04/01/22	234,335
Kraft Foods Group, Inc.(a)
275,000	6.125	08/23/18	338,968

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – (continued)
Kraft Foods, Inc.
$150,000	5.375%	02/10/20	$ 180,955
200,000	6.500	02/09/40	271,816
Pernod-Ricard SA(a)
575,000	4.450	01/15/22	635,374
SABMiller Holdings, Inc.(a)
275,000	2.450	01/15/17	287,639
475,000	3.750	01/15/22	515,820

			3,046,919

Food & Staples Retailing – 0.3%
CVS Caremark Corp.
100,000	5.750	06/01/17	119,931
Walgreen Co.
175,000	1.800	09/15/17	177,661
150,000	3.100	09/15/22	153,127

			450,719

Healthcare – 0.9%
Cigna Corp.
150,000	2.750	11/15/16	158,203
Coventry Health Care, Inc.
153,000	6.300	08/15/14	167,084
DENTSPLY International, Inc.
125,000	2.750	08/15/16	128,096
Express Scripts, Inc.
500,000	3.125	05/15/16	527,983
PerkinElmer, Inc.(b)
275,000	5.000	11/15/21	303,189

			1,284,555

Life Insurance – 1.1%
American International Group, Inc.
125,000	2.375	08/24/15	126,277
MetLife Capital Trust X(a)(b)
300,000	9.250	04/08/68	396,000
Metropolitan Life Global Funding I(a)
200,000	3.875	04/11/22	218,088
Prudential Financial, Inc.
575,000	3.875	01/14/15	610,114
The Northwestern Mutual Life Insurance Co.(a)
200,000	6.063	03/30/40	255,926

			1,606,405

Media Cable – 0.2%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
325,000	3.800	03/15/22	334,430

Media Non Cable – 0.9%
NBCUniversal Media LLC
175,000	2.875	04/01/16	184,521
325,000	2.875	01/15/23	326,940
News America, Inc.
375,000	6.150	02/15/41	462,271
WPP Finance UK
275,000	8.000	09/15/14	307,954

			1,281,686

Metals and Mining – 0.2%
Newcrest Finance Pty Ltd.(a)
275,000	4.450	11/15/21	281,933

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Noncaptive-Financial – 1.3%
Blackstone Holdings Finance Co. LLC(a)
$100,000	4.750%		02/15/23	$ 104,264
100,000	6.250		08/15/42	106,107
Capital One Capital III
125,000	7.686		08/01/66	126,250
Capital One Capital IV(b)(c)
350,000	6.745		02/17/37	351,750
Discover Bank
250,000	8.700		11/18/19	321,004
General Electric Capital Corp.
300,000	5.875		01/14/38	356,179
International Lease Finance Corp.
375,000	5.750		05/15/16	397,500

				1,763,054

Pharmaceuticals – 0.1%
Watson Pharmaceuticals, Inc.
175,000	3.250		10/01/22	177,426

Pipelines – 1.6%
Energy Transfer Partners LP
375,000	5.950		02/01/15	411,532
75,000	5.200	(b)	02/01/22	83,508
Enterprise Products Operating LLC Series A(b)(c)
250,000	8.375		08/01/66	281,250
Enterprise Products Operating LLC Series B(c)
75,000	7.034		01/15/68	84,188
Enterprise Products Operating LLC Series I
175,000	5.000		03/01/15	190,968
Oneok Partners LP(b)
275,000	3.375		10/01/22	277,724
Tennessee Gas Pipeline Co. LLC
200,000	8.375		06/15/32	286,642
TransCanada Pipelines Ltd.(b)(c)
325,000	6.350		05/15/67	346,125
Western Gas Partners LP
100,000	5.375		06/01/21	113,206
175,000	4.000	(b)	07/01/22	182,355

				2,257,498

Property/Casualty Insurance – 0.3%
Mitsui Sumitomo Insurance Co. Ltd.(a)(b)(c)
150,000	7.000		03/15/72	166,556
Transatlantic Holdings, Inc.
175,000	8.000		11/30/39	218,491

				385,047

Real Estate Investment Trusts – 2.5%
Camden Property Trust
150,000	5.700		05/15/17	172,128
DDR Corp.(b)
250,000	4.625		07/15/22	271,664
Developers Diversified Realty Corp.
375,000	7.500		04/01/17	445,306
Duke Realty LP(b)
225,000	4.375		06/15/22	237,141
ERP Operating LP
275,000	4.625		12/15/21	319,396
HCP, Inc.
275,000	6.000		01/30/17	318,788
Healthcare Realty Trust, Inc.
350,000	5.750		01/15/21	387,418
Kilroy Realty LP
275,000	5.000		11/03/15	299,505

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts – (continued)
ProLogis LP(b)(d)
$175,000	1.875%	11/15/37	$ 175,294
Simon Property Group LP
350,000	10.350	04/01/19	502,491
WEA Finance LLC(a)
125,000	7.500	06/02/14	137,735
175,000	3.375	10/03/22	173,971

			3,440,837

Retailers – 0.2%
LVMH Moet Hennessy Louis Vuitton SA(a)
250,000	1.625	06/29/17	252,125

Technology – 0.4%
Hewlett-Packard Co.
250,000	3.000	09/15/16	257,819
150,000	2.600	09/15/17	150,830
125,000	4.300	06/01/21	127,187

			535,836

Tobacco – 0.1%
Altria Group, Inc.
60,000	9.700	11/10/18	85,669
100,000	2.850	08/09/22	98,829

			184,498

Transportation – 0.5%
Burlington Northern Santa Fe LLC(b)
200,000	4.375	09/01/42	210,763
Penske Truck Leasing Co. LP / PTL Finance Corp.(a)
250,000	3.125	05/11/15	254,518
225,000	2.500	03/15/16	224,938

			690,219

Wirelines Telecommunications – 0.4%
AT&T, Inc.
425,000	2.950	05/15/16	454,713
Telefonica Emisiones SAU
50,000	5.462	02/16/21	48,875

			503,588

TOTAL CORPORATE OBLIGATIONS			$ 36,008,255

Mortgage-Backed Obligations – 41.0%
Adjustable Rate Non-Agency(c) – 1.8%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$21,212	2.722%	04/25/34	$ 20,110
Countrywide Alternative Loan Trust Series 2005-38, Class A1
239,981	1.648	09/25/35	161,260
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-52, Class A1
91,765	2.718	02/19/34	81,774
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
17,027	2.801	11/21/34	15,115
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
419,210	4.802	09/25/35	320,584
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
884,572	0.426	05/25/46	646,913

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency – (continued)
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
	$289,323	2.915%	07/25/35	$ 278,864
Lehman XS Trust Series 2005-7N, Class 1A1A
	339,483	0.487	12/25/35	266,482
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	115,051	0.000	12/25/46	35,494
	537,213	0.998	12/25/46	170,613
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
	20,164	2.785	09/25/34	20,088
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
	44,849	2.804	05/25/34	44,796
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
	23,099	2.583	06/25/34	22,682
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 1A
	535,322	0.848	03/25/47	354,675

				2,439,450

Collateralized Mortgage Obligations – 8.9%
Agency Multi-Family – 5.7%
FHLMC REMIC Structured Pass-Through Certificates Series K703, Class A2
	$600,000	2.699%	05/25/18	$ 647,715
FHLMC REMIC Structured Pass-Through Certificates Series K705, Class A2
	500,000	2.303	09/25/18	530,870
FHLMC REMIC Structured Pass-Through Certificates Series K709, Class A2
	200,000	2.086	03/25/19	208,599
FHLMC Series K020, Class A2
	400,000	2.373	05/25/22	408,068
FHLMC Series K710, Class A2
	700,000	1.883	05/25/19	720,907
FNMA
	388,500	2.800	03/01/18	416,795
	1,080,617	3.864	05/01/18	1,214,998
	320,000	3.968	05/01/18	359,002
	800,000	4.656	06/01/19	926,923
	100,000	1.520	12/25/19	102,469
	100,000	1.801	12/25/19	102,543
	195,413	3.530	10/01/20	216,955
	195,555	3.753	12/01/20	219,488
	979,735	3.888	12/01/20	1,107,260
	450,000	2.482	04/25/22	460,763
	100,000	2.349	05/25/22	102,060
GNMA
	175,112	3.950	07/15/25	192,486

				7,937,901

Covered Bond – 2.5%
Abbey National Treasury Services PLC(c)
GBP	200,000	2.300	02/16/15	327,156
Bank of Scotland PLC(a)
	$400,000	5.250	02/21/17	454,151

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Covered Bond – (continued)
Northern Rock Asset Management PLC(a)
$200,000	5.625%	06/22/17	$ 224,740
Sparebank 1 Boligkreditt AS(a)
1,200,000	2.625	05/27/16	1,267,543
700,000	2.300	06/30/18	730,590
Stadshypotek AB(a)
500,000	1.875	10/02/19	499,850

			3,504,030

Planned Amortization Class – 0.1%
FNMA REMIC Series 2003-92, Class PD
215,182	4.500	03/25/17	215,499

Regular Floater – 0.4%
Lanark Master Issuer PLC Series 2012-2A, Class 1A(a)(c)
500,000	1.834	12/22/54	510,652

Sequential Fixed Rate – 0.2%
National Credit Union Administration Guaranteed Notes Series A4
300,000	3.000	06/12/19	324,033

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 12,492,115

Commercial Mortgage-Backed Securities – 2.3%
Sequential Fixed Rate – 2.3%
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class AM
$150,000	4.063%	12/12/44	$ 160,164
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class B(c)
125,000	4.934	12/12/44	138,263
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class C(c)
100,000	5.825	12/12/44	106,212
GS Mortgage Securities Corp. II Series 2007-GG10, Class A4(c)
300,000	5.983	08/10/45	344,399
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2012-C8, Class A3
400,000	2.829	10/15/45	409,068
LB-UBS Commercial Mortgage Trust Series 2007-C6, Class A4(c)
1,100,000	5.858	07/15/40	1,298,686
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class A2
760,842	4.740	11/13/36	764,645

			3,221,437

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 3,221,437

Federal Agencies – 28.0%
Adjustable Rate FHLMC(c) – 1.2%
$1,523,866	2.375%	09/01/35	$ 1,638,633

Adjustable Rate FNMA(c) – 1.5%
469,927	2.342	05/01/33	496,817
734,850	2.333	05/01/35	785,508
788,134	2.610	09/01/35	843,618

			2,125,943

FHLMC – 1.2%
17,413	7.500	06/01/15	18,534
28,052	7.000	07/01/16	29,332

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$313,505	5.500%	02/01/18	$ 340,307
28,750	5.500	04/01/18	31,207
11,355	4.500	09/01/18	12,160
50,840	5.500	09/01/18	55,187
2,882	9.500	08/01/19	3,166
107	9.500	08/01/20	109
111,661	6.500	10/01/20	124,817
22,883	4.500	07/01/24	24,842
142,178	4.500	11/01/24	154,930
27,640	4.500	12/01/24	30,119
47,358	6.000	03/01/29	52,782
184	6.000	04/01/29	205
31,389	7.500	12/01/29	36,094
269,799	7.000	05/01/32	309,046
762	6.000	08/01/32	849
159,806	7.000	12/01/32	183,052
25,699	5.000	12/01/35	28,124
30,591	6.000	09/01/37	34,034
43,304	6.000	02/01/38	48,235
127,350	6.000	07/01/38	142,119
35,962	6.000	10/01/38	40,211

			1,699,461

FNMA – 23.5%
48,720	7.500	08/01/15	51,075
24,728	6.000	04/01/16	26,504
43,307	6.500	05/01/16	46,985
61,884	6.500	09/01/16	67,141
79,358	6.500	11/01/16	86,100
18,988	7.500	04/01/17	20,306
313,511	5.500	02/01/18	339,449
307,747	5.000	05/01/18	333,833
27,103	6.500	08/01/18	30,472
147,834	7.000	08/01/18	165,399
399,669	4.520	06/01/21	465,526
4,047	5.000	06/01/23	4,394
373,319	5.500	09/01/23	406,085
81,882	5.500	10/01/23	89,271
20,545	4.500	07/01/24	22,488
295,366	4.500	11/01/24	323,650
118,665	4.500	12/01/24	130,013
82	7.000	07/01/25	97
4,352	7.000	11/01/25	5,153
32,417	9.000	11/01/25	38,226
126,864	7.000	08/01/26	145,860
792	7.000	08/01/27	920
9,626	7.000	09/01/27	11,190
36,873	6.000	12/01/27	40,698
353	7.000	01/01/28	411
224,349	6.000	02/01/29	250,208
204,904	6.000	06/01/29	228,815
942,612	5.000	09/01/29	1,026,489
50,489	8.000	10/01/29	62,095
15,394	7.000	12/01/29	17,905
1,491	8.500	04/01/30	1,792
7,391	8.000	05/01/30	8,419
386	8.500	06/01/30	450
17,917	7.000	05/01/32	20,834
143,855	7.000	06/01/32	166,893
207,245	7.000	08/01/32	240,435
39,977	8.000	08/01/32	49,841
51,706	5.000	04/01/33	56,462

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$12,206	5.000%	08/01/33	$ 13,431
2,423	5.500	09/01/33	2,685
3,151	5.500	02/01/34	3,490
527	5.500	04/01/34	585
50,115	5.000	12/01/34	54,680
27,881	5.500	12/01/34	30,809
75,496	5.000	04/01/35	83,190
172,770	6.000	04/01/35	192,917
8,281	5.000	09/01/35	9,018
4,328	5.500	09/01/35	4,772
378	5.500	02/01/37	416
534	5.500	04/01/37	588
729	5.500	05/01/37	801
68,968	6.000	12/01/37	77,118
67,542	5.000	02/01/38	73,399
965	5.500	03/01/38	1,061
1,760,507	5.000	04/01/38	1,913,179
36,611	6.000	05/01/38	41,034
781	5.500	06/01/38	859
31,185	6.000	06/01/38	34,952
1,074	5.500	07/01/38	1,180
76,639	6.000	07/01/38	86,078
907	5.500	08/01/38	998
29,925	6.000	08/01/38	33,610
577	5.500	09/01/38	635
13,919	5.500	10/01/38	15,310
33,761	6.000	10/01/38	37,919
65,426	5.000	11/01/38	71,100
39,627	6.000	11/01/38	44,508
383	5.500	12/01/38	422
355,882	5.000	01/01/39	392,086
1,000,000	5.000	07/01/39	1,086,720
58,898	4.500	08/01/39	65,052
860,137	4.500	05/01/40	930,718
202,703	4.500	07/01/40	219,336
664,194	4.000	09/01/40	714,676
1,385,280	4.000	11/01/40	1,490,567
290,895	5.000	02/01/41	319,199
777,436	4.500	03/01/41	842,845
1,510,143	4.500	05/01/41	1,637,199
237,101	5.000	05/01/41	258,757
100,148	4.500	06/01/41	108,574
35,156	5.000	06/01/41	38,367
886,668	4.500	09/01/41	961,268
1,651,503	5.000	10/01/41	1,807,945
1,000,000	2.500	TBA-15yr(e)	1,051,250
1,000,000	3.000	TBA-30yr(e)	1,055,547
1,000,000	5.000	TBA-30yr(e)	1,090,937
7,000,000	5.000	TBA-30yr(e)	7,632,734
3,000,000	6.000	TBA-30yr(e)	3,312,891

			32,829,296

GNMA – 0.6%
6,439	7.000	10/15/25	7,629
14,859	7.000	11/15/25	17,605
2,632	7.000	02/15/26	3,135
9,253	7.000	04/15/26	11,019
4,069	7.000	03/15/27	4,868
88,757	7.000	11/15/27	106,188
4,973	7.000	01/15/28	5,864
35,056	7.000	02/15/28	41,334
14,414	7.000	03/15/28	16,995

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$3,928	7.000%	04/15/28	$ 4,631
546	7.000	05/15/28	644
8,744	7.000	06/15/28	10,310
19,123	7.000	07/15/28	22,547
14,419	7.000	08/15/28	17,001
26,990	7.000	09/15/28	31,823
4,181	7.000	11/15/28	4,930
4,739	7.500	11/15/30	4,821
609	7.000	12/15/31	718
490,971	6.000	08/20/34	557,161

			869,223

TOTAL FEDERAL AGENCIES			$39,162,556

TOTAL MORTGAGE-BACKED OBLIGATIONS			$57,315,558

Agency Debentures – 7.5%
FHLMC
$300,000	4.375%	01/15/14	$ 402,120
1,000,000	1.000	03/08/17	1,015,124
100,000	1.000	06/29/17	101,259
500,000	1.000	07/28/17	506,151
500,000	1.250	08/01/19	500,564
1,000,000	1.250	10/02/19	998,653
1,000,000	2.375	01/13/22	1,049,452
FNMA
1,600,000	0.625	10/30/14	1,611,422
1,100,000	0.875	08/28/17	1,106,491
2,000,000	0.875	10/26/17	2,007,952
Tennessee Valley Authority
900,000	5.375	04/01/56	1,247,401

TOTAL AGENCY DEBENTURES			$10,546,589

Asset-Backed Securities – 1.6%
Home Equity – 0.2%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$122,508	7.000%	09/25/37	$ 106,069
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
169,630	7.000	09/25/37	146,665

			252,734

Student Loans(c) – 1.4%
Access Group, Inc. Series 2005-2, Class A3
600,000	0.614	11/22/24	587,993
College Loan Corp. Trust Series 2004-1, Class A4
300,000	0.641	04/25/24	281,182
College Loan Corp. Trust Series 2006-1, Class A3
1,000,000	0.541	10/25/25	969,848
GCO Education Loan Funding Trust Series 2006-1, Class A11L
100,000	0.657	05/25/36	86,648

			1,925,671

TOTAL ASSET-BACKED SECURITIES			$ 2,178,405

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – 7.1%
Sovereign – 6.6%
Colombia Government International Bond
	$209,000	4.375%	07/12/21	$ 240,663
Indonesia Government International Bond
	230,000	8.500	10/12/35	363,688
United Kingdom Gilt
GBP	4,200,000	4.500	03/07/13	6,905,799
	1,000,000	2.750	01/22/15	1,708,313

				9,218,463

Supranational – 0.5%
North American Development Bank
	$600,000	4.375	02/11/20	677,873

TOTAL FOREIGN DEBT OBLIGATIONS				$ 9,896,336

Municipal Debt Obligations – 1.0%
California – 0.2%
California State Various Purpose GO Bonds Series 2010
	$140,000	7.950%	03/01/36	$ 167,275
	105,000	7.625	03/01/40	142,859

				310,134

Illinois – 0.2%
Illinois State GO Bonds for Build America Bonds Series 2010-5
	250,000	7.350	07/01/35	294,512

New York – 0.4%
Rensselaer Polytechnic Institute Taxable Bonds Series 2010
	475,000	5.600	09/01/20	554,828

Ohio – 0.2%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
	250,000	6.270	02/15/50	291,408

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 1,450,882

Government Guarantee Obligations(f) – 5.2%
Achmea Hypotheekbank NV(a)
	$791,000	3.200%	11/03/14	$ 829,356
BRFkredit AS(a)
	1,700,000	2.050	04/15/13	1,715,604
Commonwealth Bank of Australia(a)
	700,000	2.500	12/10/12	702,848
FIH Erhvervsbank A/S(a)
	1,400,000	1.750	12/06/12	1,403,262
Israel Government AID Bond
	400,000	5.500	09/18/23	528,929
	100,000	5.500	12/04/23	132,327
Kommunalbanken AS(a)
	300,000	1.000	09/26/17	300,210
Landwirtschaftliche Rentenbank
	1,400,000	4.125	07/15/13	1,441,720
Swedbank AB(a)
	200,000	2.900	01/14/13	201,413

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 7,255,669

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Treasury Obligations – 6.3%
United States Treasury Bonds
$2,000,000	0.000	%(g)	02/15/26	$ 1,479,260
100,000	5.000		05/15/37	143,258
500,000	4.250		11/15/40	649,590
400,000	4.375		05/15/41	530,312
275,000	3.125		11/15/41	293,122
775,000	3.125		02/15/42	824,833
500,000	3.000		05/15/42	518,770
200,000	2.750		08/15/42	196,782
United States Treasury Inflation-Protected Securities
119,984	1.625		01/15/15	128,589
117,785	1.875		07/15/15	129,619
United States Treasury Notes
3,000,000	0.125	(h)	07/31/14	2,993,670
900,000	1.625		08/15/22	898,947

TOTAL U.S. TREASURY OBLIGATIONS				$ 8,786,752

TOTAL INVESTMENTS – 95.4%				$ 133,438,446

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.6%				6,447,953

NET ASSETS – 100.0%				$ 139,886,399

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $17,432,352, which represents approximately 12.5% of net assets as of September 30, 2012.

(b)	Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(d)	Securities with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at September 30, 2012.

(e)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $14,143,359 which represents approximately 10.1% of net assets as of September 30, 2012.

(f)	Guaranteed by a foreign government until maturity.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
RMKT	— Remarketed
UK	— United Kingdom

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America NA	USD/GBP	12/19/12	$150,595	$817
	USD/JPY	12/19/12	261,311	689
Barclays Bank PLC	CAD/USD	12/19/12	481,326	1,315
	JPY/USD	12/19/12	87,872	872
	USD/GBP	12/19/12	54,891	118
Citibank NA	USD/EUR	12/19/12	174,917	618
	USD/JPY	12/19/12	1,000,272	5,246
Deutsche Bank AG (London)	NZD/USD	12/19/12	245,999	9,464
HSBC Bank PLC	GBP/EUR	12/19/12	173,980	2,921
	NOK/USD	12/19/12	308,790	790
	SEK/EUR	12/19/12	351,870	7,180
JPMorgan Chase Bank NA	EUR/USD	12/19/12	87,459	29
	USD/GBP	11/14/12	9,173,881	30,767
Morgan Stanley Co.	USD/EUR	12/19/12	87,458	633
Standard Chartered Bank	USD/EUR	12/19/12	522,179	2,465
Royal Bank of Canada	USD/AUD	12/19/12	384,090	2,856
	USD/CAD	12/19/12	435,518	1,482
UBS AG (London)	JPY/USD	12/19/12	99,395	1,395
	USD/CHF	12/19/12	306,528	1,472
Westpac Banking Corp.	USD/AUD	12/19/12	429,616	3,165

TOTAL				$74,294

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC	GBP/USD	12/19/12	$54,891	$(243)
	USD/GBP	12/19/12	175,973	(485)
	USD/NZD	12/19/12	34,552	(1,216)
Citibank NA	JPY/USD	12/19/12	86,856	(144)
Credit Suisse International	EUR/USD	12/19/12	172,345	(2,842)
	USD/CHF	12/19/12	511,184	(6,036)
	USD/JPY	12/19/12	175,043	(1,043)
Deutsche Bank AG (London)	EUR/USD	12/19/12	1,300,691	(4,180)
	JPY/USD	12/19/12	261,092	(908)
	USD/GBP	12/19/12	175,974	(498)
HSBC Bank PLC	EUR/SEK	12/19/12	351,121	(2,498)
	USD/NOK	12/19/12	309,514	(1,514)
	USD/SEK	12/19/12	497,705	(4,863)
JPMorgan Chase Bank NA	USD/GBP	10/02/12	9,175,102	(215,895)
	USD/EUR	10/12/12	342,814	(8,019)
Citibank NA	DKK/EUR	12/19/12	187,029	(142)
	EUR/CHF	12/19/12	518,321	(2,041)
	GBP/USD	12/19/12	403,610	(1,795)
	USD/AUD	12/19/12	353,377	(4,765)
	USD/GBP	12/19/12	179,203	(3,217)
	USD/NOK	12/19/12	12,699	(205)
Royal Bank of Canada	USD/CAD	12/19/12	133,061	(61)
	USD/GBP	12/19/12	718,344	(1,723)
Royal Bank of Scotland	EUR/SEK	12/19/12	174,917	(1,571)
	USD/JPY	12/19/12	262,656	(656)
State Street Bank	GBP/USD	12/19/12	259,173	(1,448)
	USD/GBP	12/19/12	109,782	(22)
UBS AG (London)	CHF/USD	12/19/12	303,058	(3,942)
	EUR/CHF	12/19/12	348,548	(853)
	EUR/SEK	12/19/12	344,690	(5,576)
Westpac Banking Corp.	AUD/USD	12/19/12	172,052	(931)
	USD/AUD	12/19/12	174,112	(492)

TOTAL				$(279,824)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2012, the Fund had the following futures contracts:
Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	24	September 2014	$5,970,900	$46,712
Eurodollars	(24)	September 2015	(5,953,800)	(75,565)
U.S. Ultra Long Treasury Bonds	4	December 2012	660,875	10,791
5 Year U.S. Treasury Notes	135	December 2012	16,825,430	51,868
10 Year U.S. Treasury Notes	46	December 2012	6,140,281	24,281

TOTAL				$58,087

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At September 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$128,509,204

Gross unrealized gain	6,131,539
Gross unrealized loss	(1,202,297)

Net unrealized security gain	$4,929,242

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 98.9%
Automobiles & Components – 0.6%
1,500	BorgWarner, Inc.*	$ 103,665
50,810	Ford Motor Co.	500,987
3,040	Harley-Davidson, Inc.	128,805
9,085	Johnson Controls, Inc.	248,929
3,164	The Goodyear Tire & Rubber Co.*	38,569

		1,020,955

Banks – 2.9%
9,320	BB&T Corp.	309,051
2,550	Comerica, Inc.	79,178
12,146	Fifth Third Bancorp	188,384
3,534	First Horizon National Corp.	34,032
6,600	Hudson City Bancorp, Inc.	52,536
11,645	Huntington Bancshares, Inc.	80,351
12,400	KeyCorp	108,376
1,728	M&T Bank Corp.	164,436
4,789	People’s United Financial, Inc.	58,138
7,104	PNC Financial Services Group, Inc.	448,262
17,798	Regions Financial Corp.	128,324
7,210	SunTrust Banks, Inc.	203,827
25,457	U.S. Bancorp	873,175
66,128	Wells Fargo & Co.	2,283,400
2,430	Zions Bancorporation	50,192

		5,061,662

Capital Goods – 7.5%
8,656	3M Co.	799,988
8,900	Caterpillar, Inc.	765,756
2,186	Cooper Industries PLC	164,081
2,346	Cummins, Inc.	216,325
7,714	Danaher Corp.	425,427
5,371	Deere & Co.	443,054
2,401	Dover Corp.	142,836
4,594	Eaton Corp.	217,112
9,777	Emerson Electric Co.	471,936
3,553	Fastenal Co.	152,743
635	Flowserve Corp.	81,115
2,247	Fluor Corp.	126,461
4,506	General Dynamics Corp.	297,937
142,151	General Electric Co.	3,228,249
10,383	Honeywell International, Inc.	620,384
5,890	Illinois Tool Works, Inc.	350,278
4,000	Ingersoll-Rand PLC	179,280
1,800	Jacobs Engineering Group, Inc.*	72,774
1,400	Joy Global, Inc.	78,484
1,300	L-3 Communications Holdings, Inc.	93,223
3,580	Lockheed Martin Corp.	334,300
4,800	Masco Corp.	72,240
3,373	Northrop Grumman Corp.	224,068
4,793	PACCAR, Inc.	191,840
1,552	Pall Corp.	98,536
2,070	Parker Hannifin Corp.	173,011
1,300	Pentair, Inc.	57,863
1,959	Precision Castparts Corp.	319,983
3,000	Quanta Services, Inc.*	74,100
4,382	Raytheon Co.	250,475
1,903	Rockwell Automation, Inc.	132,354
2,019	Rockwell Collins, Inc.	108,299
1,324	Roper Industries, Inc.	145,494

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
803	Snap-On, Inc.	$ 57,712
2,317	Stanley Black & Decker, Inc.	176,671
3,639	Textron, Inc.	95,233
9,185	The Boeing Co.	639,460
11,362	United Technologies Corp.	889,531
833	W.W. Grainger, Inc.	173,572
2,518	Xylem, Inc.	63,328

		13,205,513

Commercial & Professional Services – 0.7%
1,434	Avery Dennison Corp.	45,630
1,400	Cintas Corp.	58,030
578	Dun & Bradstreet Corp.	46,020
1,550	Equifax, Inc.	72,199
2,331	Iron Mountain, Inc.	79,510
2,600	Pitney Bowes, Inc.	35,932
2,100	R.R. Donnelley & Sons Co.	22,260
4,367	Republic Services, Inc.	120,136
1,957	Robert Half International, Inc.	52,115
1,127	Stericycle, Inc.*	102,016
6,244	Tyco International Ltd.	351,288
6,149	Waste Management, Inc.	197,260

		1,182,396

Consumer Durables & Apparel – 1.0%
3,769	Coach, Inc.	211,139
3,600	D.R. Horton, Inc.	74,304
700	Fossil, Inc.*	59,290
1,000	Harman International Industries, Inc.	46,160
1,521	Hasbro, Inc.	58,057
1,800	Leggett & Platt, Inc.	45,090
2,200	Lennar Corp. Class A	76,494
4,681	Mattel, Inc.	166,082
3,733	Newell Rubbermaid, Inc.	71,263
4,940	NIKE, Inc. Class B	468,855
4,513	PulteGroup, Inc.*	69,951
852	Ralph Lauren Corp.	128,848
1,142	VF Corp.	181,989
1,059	Whirlpool Corp.	87,802

		1,745,324

Consumer Services – 1.9%
1,200	Apollo Group, Inc. Class A*	34,860
6,029	Carnival Corp.	219,697
428	Chipotle Mexican Grill, Inc.*	135,907
1,766	Darden Restaurants, Inc.	98,455
3,300	H&R Block, Inc.	57,189
3,412	International Game Technology	44,663
3,640	Marriott International, Inc. Class A	142,324
13,569	McDonald’s Corp.	1,244,956
10,095	Starbucks Corp.	512,321
2,600	Starwood Hotels & Resorts Worldwide, Inc.	150,696
1,981	Wyndham Worldwide Corp.	103,963
1,100	Wynn Resorts Ltd.	126,984
6,172	Yum! Brands, Inc.	409,450

		3,281,465

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Diversified Financials – 5.7%
13,462	American Express Co.	$ 765,449
2,836	Ameriprise Financial, Inc.	160,773
146,110	Bank of America Corp.	1,290,151
1,686	BlackRock, Inc.	300,614
7,658	Capital One Financial Corp.	436,583
39,768	Citigroup, Inc.	1,301,209
4,195	CME Group, Inc.	240,374
7,099	Discover Financial Services	282,043
3,050	E*TRADE Financial Corp.*	26,871
1,056	Federated Investors, Inc. Class B	21,849
1,860	Franklin Resources, Inc.	232,630
932	IntercontinentalExchange, Inc.*	124,338
6,093	Invesco Ltd.	152,264
51,115	JPMorgan Chase & Co.	2,069,135
1,632	Legg Mason, Inc.	40,278
2,500	Leucadia National Corp.	56,875
2,714	Moody’s Corp.	119,877
18,747	Morgan Stanley	313,825
2,898	Northern Trust Corp.	134,511
3,471	NYSE Euronext	85,560
6,771	SLM Corp.	106,440
6,570	State Street Corp.	275,677
3,372	T. Rowe Price Group, Inc.	213,448
15,893	The Bank of New York Mellon Corp.	359,500
14,642	The Charles Schwab Corp.	187,271
6,061	The Goldman Sachs Group, Inc.(a)	689,014
1,683	The NASDAQ OMX Group, Inc.	39,205

		10,025,764

Energy – 11.1%
3,300	Alpha Natural Resources, Inc.*	21,681
6,704	Anadarko Petroleum Corp.	468,744
5,223	Apache Corp.	451,633
5,891	Baker Hughes, Inc.	266,450
2,749	Cabot Oil & Gas Corp.	123,430
3,285	Cameron International Corp.*	184,190
7,017	Chesapeake Energy Corp.	132,411
26,379	Chevron Corp.	3,074,736
16,481	ConocoPhillips	942,383
2,900	CONSOL Energy, Inc.	87,145
5,267	Denbury Resources, Inc.*	85,115
5,068	Devon Energy Corp.	306,614
969	Diamond Offshore Drilling, Inc.	63,770
3,100	Ensco PLC Class A	169,136
3,581	EOG Resources, Inc.	401,251
2,017	EQT Corp.	119,003
62,140	Exxon Mobil Corp.	5,682,703
3,286	FMC Technologies, Inc.*	152,142
12,472	Halliburton Co.	420,182
1,500	Helmerich & Payne, Inc.	71,415
4,020	Hess Corp.	215,954
7,492	Kinder Morgan, Inc.	266,116
9,394	Marathon Oil Corp.	277,781
4,499	Marathon Petroleum Corp.	245,600
2,645	Murphy Oil Corp.	142,010
4,032	Nabors Industries Ltd.*	56,569
5,671	National Oilwell Varco, Inc.	454,304
1,900	Newfield Exploration Co.*	59,508
3,300	Noble Corp.*	118,074

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
2,351	Noble Energy, Inc.	$ 217,961
10,892	Occidental Petroleum Corp.	937,365
3,706	Peabody Energy Corp.	82,607
8,424	Phillips 66	390,621
1,600	Pioneer Natural Resources Co.	167,040
2,476	QEP Resources, Inc.	78,390
2,200	Range Resources Corp.	153,714
1,600	Rowan Companies PLC Class A*	54,032
17,859	Schlumberger Ltd.	1,291,741
4,581	Southwestern Energy Co.*	159,327
8,675	Spectra Energy Corp.	254,698
1,500	Sunoco, Inc.	70,245
1,900	Tesoro Corp.	79,610
8,445	The Williams Companies, Inc.	295,322
7,292	Valero Energy Corp.	231,010
2,881	WPX Energy, Inc.*	47,796

		19,571,529

Food & Staples Retailing – 2.4%
5,829	Costco Wholesale Corp.	583,629
17,198	CVS Caremark Corp.	832,727
3,176	Safeway, Inc.	51,102
7,900	Sysco Corp.	247,033
7,375	The Kroger Co.	173,608
11,576	Walgreen Co.	421,829
22,754	Wal-Mart Stores, Inc.	1,679,245
2,345	Whole Foods Market, Inc.	228,403

		4,217,576

Food, Beverage & Tobacco – 6.0%
27,291	Altria Group, Inc.	911,246
8,824	Archer-Daniels-Midland Co.	239,836
2,100	Beam, Inc.	120,834
2,020	Brown-Forman Corp. Class B	131,805
2,300	Campbell Soup Co.	80,086
4,156	Coca-Cola Enterprises, Inc.	129,958
5,700	ConAgra Foods, Inc.	157,263
1,800	Constellation Brands, Inc. Class A*	58,230
2,600	Dean Foods Co.*	42,510
2,800	Dr. Pepper Snapple Group, Inc.	124,684
8,597	General Mills, Inc.	342,590
4,206	H.J. Heinz Co.	235,326
1,800	Hormel Foods Corp.	52,632
3,372	Kellogg Co.	174,198
24,058	Kraft Foods, Inc. Class A	994,798
1,739	Lorillard, Inc.	202,507
1,822	McCormick & Co., Inc.	113,037
2,701	Mead Johnson Nutrition Co.	197,929
2,123	Molson Coors Brewing Co. Class B	95,641
2,100	Monster Beverage Corp.*	113,736
20,948	PepsiCo, Inc.	1,482,490
22,857	Philip Morris International, Inc.	2,055,759
4,379	Reynolds American, Inc.	189,786
52,473	The Coca-Cola Co.	1,990,301
2,097	The Hershey Co.	148,656
1,545	The J.M. Smucker Co.	133,380
4,081	Tyson Foods, Inc. Class A	65,378

		10,584,596

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – 3.8%
4,695	Aetna, Inc.	$ 185,922
3,260	AmerisourceBergen Corp.	126,195
7,324	Baxter International, Inc.	441,344
2,723	Becton, Dickinson and Co.	213,919
19,746	Boston Scientific Corp.*	113,342
1,067	C. R. Bard, Inc.	111,662
4,631	Cardinal Health, Inc.	180,470
3,116	CareFusion Corp.*	88,463
1,970	Cerner Corp.*	152,498
3,919	Cigna Corp.	184,859
1,882	Coventry Health Care, Inc.	78,461
6,483	Covidien PLC	385,220
1,100	DaVita, Inc.*	113,971
1,990	DENTSPLY International, Inc.	75,899
1,494	Edwards Lifesciences Corp.*	160,411
10,966	Express Scripts Holding Co.*	687,239
2,200	Humana, Inc.	154,330
527	Intuitive Surgical, Inc.*	261,197
1,323	Laboratory Corp. of America Holdings*	122,338
3,164	McKesson Corp.	272,199
13,900	Medtronic, Inc.	599,368
1,081	Patterson Companies, Inc.	37,013
2,150	Quest Diagnostics, Inc.	136,374
4,302	St. Jude Medical, Inc.	181,243
3,937	Stryker Corp.	219,133
5,750	Tenet Healthcare Corp.*	36,052
13,833	UnitedHealth Group, Inc.	766,487
1,486	Varian Medical Systems, Inc.*	89,635
4,417	WellPoint, Inc.	256,230
2,417	Zimmer Holdings, Inc.	163,438

		6,594,912

Household & Personal Products – 2.3%
5,986	Avon Products, Inc.	95,477
6,078	Colgate-Palmolive Co.	651,683
5,289	Kimberly-Clark Corp.	453,690
1,800	The Clorox Co.	129,690
3,299	The Estee Lauder Companies, Inc. Class A	203,120
37,026	The Procter & Gamble Co.	2,568,123

		4,101,783

Insurance – 3.8%
4,567	ACE Ltd.	345,265
6,315	Aflac, Inc.	302,362
15,712	American International Group, Inc.*	515,197
4,367	Aon PLC	228,350
1,000	Assurant, Inc.	37,300
24,667	Berkshire Hathaway, Inc. Class B*	2,175,629
2,231	Cincinnati Financial Corp.	84,533
6,800	Genworth Financial, Inc. Class A*	35,564
6,101	Hartford Financial Services Group, Inc.	118,603
3,769	Lincoln National Corp.	91,172
4,046	Loews Corp.	166,938
7,279	Marsh & McLennan Companies, Inc.	246,976
14,135	MetLife, Inc.	487,092

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
3,983	Principal Financial Group, Inc.	$ 107,302
6,313	Prudential Financial, Inc.	344,122
6,573	The Allstate Corp.	260,357
3,638	The Chubb Corp.	277,507
8,142	The Progressive Corp.	168,865
5,220	The Travelers Companies, Inc.	356,317
1,311	Torchmark Corp.	67,320
3,718	Unum Group	71,460
4,284	XL Group PLC	102,945

		6,591,176

Materials – 3.4%
2,798	Air Products & Chemicals, Inc.	231,395
900	Airgas, Inc.	74,070
14,661	Alcoa, Inc.	129,750
1,487	Allegheny Technologies, Inc.	47,435
2,095	Ball Corp.	88,639
1,300	Bemis Co., Inc.	40,911
890	CF Industries Holdings, Inc.	197,794
1,971	Cliffs Natural Resources, Inc.	77,125
12,486	E.I. du Pont de Nemours & Co.	627,671
1,853	Eastman Chemical Co.	105,639
3,612	Ecolab, Inc.	234,094
1,900	FMC Corp.	105,222
12,636	Freeport-McMoRan Copper & Gold, Inc.	500,133
1,083	International Flavors & Fragrances, Inc.	64,525
5,808	International Paper Co.	210,947
4,600	LyondellBasell Industries NV Class A	237,636
2,198	MeadWestvaco Corp.	67,259
7,128	Monsanto Co.	648,791
6,687	Newmont Mining Corp.	374,539
4,200	Nucor Corp.	160,692
2,162	Owens-Illinois, Inc.*	40,559
2,024	PPG Industries, Inc.	232,436
4,033	Praxair, Inc.	418,948
2,616	Sealed Air Corp.	40,443
1,600	Sigma-Aldrich Corp.	115,152
15,955	The Dow Chemical Co.	462,057
3,700	The Mosaic Co.	213,157
1,129	The Sherwin-Williams Co.	168,119
900	Titanium Metals Corp.	11,547
1,968	United States Steel Corp.	37,530
1,800	Vulcan Materials Co.	85,140

		6,049,355

Media – 3.5%
2,740	Cablevision Systems Corp. Class A	43,429
8,054	CBS Corp. Class B	292,602
36,103	Comcast Corp. Class A	1,291,404
8,439	DIRECTV*	442,710
3,415	Discovery Communications, Inc. Class A*	203,636
3,271	Gannett Co., Inc.	58,060
27,286	News Corp. Class A	669,326
3,647	Omnicom Group, Inc.	188,039
1,300	Scripps Networks Interactive, Inc. Class A	79,599

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
6,071	The Interpublic Group of Companies, Inc.	$ 67,510
3,813	The McGraw-Hill Companies, Inc.	208,152
24,365	The Walt Disney Co.	1,273,802
63	The Washington Post Co. Class B	22,871
4,217	Time Warner Cable, Inc.	400,868
12,935	Time Warner, Inc.	586,344
6,411	Viacom, Inc. Class B	343,565

		6,171,917

Pharmaceuticals, Biotechnology & Life Sciences – 8.1%
21,314	Abbott Laboratories	1,461,288
4,696	Agilent Technologies, Inc.	180,561
2,600	Alexion Pharmaceuticals, Inc.*	297,440
4,111	Allergan, Inc.	376,485
10,374	Amgen, Inc.	874,736
3,203	Biogen Idec, Inc.*	477,984
22,616	Bristol-Myers Squibb Co.	763,290
5,860	Celgene Corp.*	447,704
13,646	Eli Lilly & Co.	646,957
3,481	Forest Laboratories, Inc.*	123,958
10,094	Gilead Sciences, Inc.*	669,535
2,290	Hospira, Inc.*	75,158
37,109	Johnson & Johnson	2,557,181
2,470	Life Technologies Corp.*	120,734
40,937	Merck & Co., Inc.	1,846,259
5,352	Mylan, Inc.*	130,589
1,500	PerkinElmer, Inc.	44,205
1,219	Perrigo Co.	141,611
100,570	Pfizer, Inc.	2,499,164
4,844	Thermo Fisher Scientific, Inc.	284,972
1,209	Waters Corp.*	100,746
1,700	Watson Pharmaceuticals, Inc.*	144,772

		14,265,329

Real Estate – 2.1%
5,340	American Tower Corp. (REIT)	381,223
1,780	Apartment Investment & Management Co. Class A (REIT)	46,262
1,291	AvalonBay Communities, Inc. (REIT)	175,563
2,038	Boston Properties, Inc. (REIT)	225,423
4,500	CBRE Group, Inc. Class A*	82,845
4,038	Equity Residential (REIT)	232,306
5,700	HCP, Inc. (REIT)	253,536
3,100	Health Care REIT, Inc. (REIT)	179,025
9,593	Host Hotels & Resorts, Inc. (REIT)	153,968
5,300	Kimco Realty Corp. (REIT)	107,431
2,130	Plum Creek Timber Co., Inc. (REIT)	93,379
6,087	Prologis, Inc. (REIT)	213,228
1,956	Public Storage (REIT)	272,216
4,051	Simon Property Group, Inc. (REIT)	614,982
3,873	Ventas, Inc. (REIT)	241,094
2,252	Vornado Realty Trust (REIT)	182,525

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
7,155	Weyerhaeuser Co. (REIT)	$ 187,032

		3,642,038

Retailing – 4.0%
1,135	Abercrombie & Fitch Co. Class A	38,499
4,826	Amazon.com, Inc.*	1,227,348
499	AutoNation, Inc.*	21,791
466	AutoZone, Inc.*	172,266
3,115	Bed Bath & Beyond, Inc.*	196,245
3,850	Best Buy Co., Inc.	66,181
900	Big Lots, Inc.*	26,622
3,000	CarMax, Inc.*	84,900
3,064	Dollar Tree, Inc.*	147,915
1,300	Expedia, Inc.	75,192
1,302	Family Dollar Stores, Inc.	86,323
1,900	GameStop Corp. Class A	39,900
2,128	Genuine Parts Co.	129,872
2,000	J.C. Penney Co., Inc.	48,580
2,877	Kohl’s Corp.	147,360
3,321	Limited Brands, Inc.	163,592
15,654	Lowe’s Companies, Inc.	473,377
5,598	Macy’s, Inc.	210,597
800	Netflix, Inc.*	43,552
2,175	Nordstrom, Inc.	120,017
1,585	O’Reilly Automotive, Inc.*	132,538
672	Priceline.com, Inc.*	415,787
3,056	Ross Stores, Inc.	197,418
9,472	Staples, Inc.	109,117
8,910	Target Corp.	565,518
3,950	The Gap, Inc.	141,331
20,493	The Home Depot, Inc.	1,237,162
1,700	Tiffany & Co.	105,196
9,986	TJX Companies, Inc.	447,273
1,200	TripAdvisor, Inc.*	39,516
1,400	Urban Outfitters, Inc.*	52,584

		6,963,569

Semiconductors & Semiconductor Equipment – 2.0%
8,100	Advanced Micro Devices, Inc.*	27,297
4,434	Altera Corp.	150,689
4,000	Analog Devices, Inc.	156,760
17,016	Applied Materials, Inc.	189,984
6,950	Broadcom Corp. Class A*	240,331
780	First Solar, Inc.*	17,273
67,804	Intel Corp.	1,537,795
2,166	KLA-Tencor Corp.	103,329
2,368	Lam Research Corp.*	75,267
3,200	Linear Technology Corp.	101,920
7,900	LSI Corp.*	54,589
2,700	Microchip Technology, Inc.	88,398
13,543	Micron Technology, Inc.*	81,055
8,450	NVIDIA Corp.*	112,723
2,300	Teradyne, Inc.*	32,706
15,219	Texas Instruments, Inc.	419,283
3,500	Xilinx, Inc.	116,935

		3,506,334

Software & Services – 9.6%
8,658	Accenture PLC Class A	606,320
6,557	Adobe Systems, Inc.*	212,840
2,463	Akamai Technologies, Inc.*	94,234

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
3,200	Autodesk, Inc.*	$ 106,784
6,600	Automatic Data Processing, Inc.	387,156
2,200	BMC Software, Inc.*	91,278
4,604	CA, Inc.	118,622
2,492	Citrix Systems, Inc.*	190,812
4,077	Cognizant Technology Solutions Corp. Class A*	285,064
2,200	Computer Sciences Corp.	70,862
15,695	eBay, Inc.*	759,795
4,436	Electronic Arts, Inc.*	56,293
3,200	Fidelity National Information Services, Inc.	99,904
1,876	Fiserv, Inc.*	138,880
3,599	Google, Inc. Class A*	2,715,446
14,521	International Business Machines Corp.	3,012,382
3,936	Intuit, Inc.	231,752
1,419	Mastercard, Inc. Class A	640,650
101,558	Microsoft Corp.	3,024,397
51,244	Oracle Corp.	1,613,674
4,409	Paychex, Inc.	146,776
2,651	Red Hat, Inc.*	150,948
3,833	SAIC, Inc.	46,149
1,800	Salesforce.com, Inc.*	274,842
9,681	Symantec Corp.*	174,258
2,278	Teradata Corp.*	171,784
8,019	The Western Union Co.	146,106
2,157	Total System Services, Inc.	51,121
2,106	VeriSign, Inc.*	102,541
7,044	Visa, Inc. Class A	945,868
14,150	Yahoo!, Inc.*	226,046

		16,893,584

Technology Hardware & Equipment – 8.3%
2,226	Amphenol Corp. Class A	131,067
12,608	Apple, Inc.	8,412,814
71,538	Cisco Systems, Inc.	1,365,660
20,084	Corning, Inc.	264,105
19,641	Dell, Inc.	193,660
28,168	EMC Corp.*	768,141
1,034	F5 Networks, Inc.*	108,260
2,100	FLIR Systems, Inc.	41,948
1,521	Harris Corp.	77,906
26,312	Hewlett-Packard Co.	448,883
2,583	Jabil Circuit, Inc.	48,354
3,425	JDS Uniphase Corp.*	42,419
7,000	Juniper Networks, Inc.*	119,770
1,725	Molex, Inc.	45,333
3,854	Motorola Solutions, Inc.	194,820
4,822	NetApp, Inc.*	158,547
22,961	QUALCOMM, Inc.	1,434,833
3,296	SanDisk Corp.*	143,145
4,731	Seagate Technology PLC	146,661
5,649	TE Connectivity Ltd.	192,122
3,112	Western Digital Corp.	120,528
18,522	Xerox Corp.	135,951

		14,594,927

Telecommunication Services – 3.2%
77,679	AT&T, Inc.	2,928,498
8,304	CenturyLink, Inc.	335,482

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – (continued)
3,931	Crown Castle International Corp.*	$ 251,977
13,831	Frontier Communications Corp.	67,772
4,000	MetroPCS Communications, Inc.*	46,840
40,727	Sprint Nextel Corp.*	224,813
38,655	Verizon Communications, Inc.	1,761,508
7,681	Windstream Corp.	77,655

		5,694,545

Transportation – 1.5%
2,230	C.H. Robinson Worldwide, Inc.	130,567
13,875	CSX Corp.	287,906
2,814	Expeditors International of Washington, Inc.	102,317
3,949	FedEx Corp.	334,164
4,323	Norfolk Southern Corp.	275,073
600	Ryder System, Inc.	23,436
10,418	Southwest Airlines Co.	91,366
6,359	Union Pacific Corp.	754,813
9,733	United Parcel Service, Inc. Class B	696,591

		2,696,233

Utilities – 3.5%
1,500	AGL Resources, Inc.	61,365
3,335	Ameren Corp.	108,954
6,457	American Electric Power Co., Inc.	283,721
5,895	CenterPoint Energy, Inc.	125,563
3,400	CMS Energy Corp.	80,070
3,930	Consolidated Edison, Inc.	235,368
7,691	Dominion Resources, Inc.	407,162
2,350	DTE Energy Co.	140,859
9,474	Duke Energy Corp.	613,915
4,270	Edison International	195,096
2,360	Entergy Corp.	163,548
11,389	Exelon Corp.	405,221
5,565	FirstEnergy Corp.	245,416
1,031	Integrys Energy Group, Inc.	53,818
5,741	NextEra Energy, Inc.	403,765
3,700	NiSource, Inc.	94,276
4,310	Northeast Utilities	164,771
3,130	NRG Energy, Inc.	66,951
2,832	Oneok, Inc.	136,814
3,170	Pepco Holdings, Inc.	59,913
5,678	PG&E Corp.	242,280
1,534	Pinnacle West Capital Corp.	80,995
7,659	PPL Corp.	222,494
6,755	Public Service Enterprise Group, Inc.	217,376
1,546	SCANA Corp.	74,625
3,197	Sempra Energy	206,175
2,970	TECO Energy, Inc.	52,688
8,764	The AES Corp.*	96,141
11,617	The Southern Co.	535,428
3,187	Wisconsin Energy Corp.	120,054
6,409	Xcel Energy, Inc.	177,593

		6,072,415

TOTAL COMMON STOCKS		$ 173,734,897

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Treasury Obligations(b) – 0.1%
United States Treasury Bills
$100,000	0.000	%(c)	11/08/12	$ 99,993
40,000	0.099		12/06/12	39,994

TOTAL U.S. TREASURY OBLIGATIONS				$ 139,987

TOTAL INVESTMENTS – 99.0%				$173,874,884

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%				1,772,052

NET ASSETS –100.0%				$175,646,936

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviation:
REIT — Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-mini Index	26	December 2012	$1,864,460	$(28,910)

TAX INFORMATION — At September 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$146,586,282

Gross unrealized gain	58,618,993
Gross unrealized loss	(31,330,391)

Net unrealized security gain	$27,288,602

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL MARKETS NAVIGATOR FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 20.1%
38,701	Vanguard S&P 500	$ 2,551,170

Shares	Rate	Value
Investment Company(a) – 9.8%
Goldman Sachs Financial Square Government Fund - FST Shares
1,238,315	0.065%	$ 1,238,315

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligation – 36.6%
United States Treasury Notes
$ 4,056,000	3.125%	05/15/21	$ 4,637,468

TOTAL INVESTMENTS – 66.5%			$ 8,426,953

OTHER ASSETS IN EXCESS OF LIABILITIES – 33.5%			4,240,332

NET ASSETS – 100.0%			$ 12,667,285

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents an affiliated issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL MARKETS NAVIGATOR FUND

Schedule of Investments (continued)

September 30, 2012(Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	40	December 2012	$1,261,919	$(45,012)
Euro-Bund	11	December 2012	2,003,997	6,797
FTSE 100 Index	13	December 2012	1,199,296	(26,784)
Russell 2000 Mini Index	7	December 2012	584,080	(4,481)

TOTAL				$(69,480)

TAX INFORMATION — At September 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$8,296,725

Gross unrealized gain	130,228
Gross unrealized loss	—

Net unrealized security gain	$130,228

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 49.9%
Adjustable Rate Non-Agency(a) – 0.7%
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
$328,025	2.872%	08/19/36	$ 200,517
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
289,323	2.915	07/25/35	278,864

			479,381

Collateralized Mortgage Obligations – 6.3%
Agency Multi-Family – 4.4%
FHLMC REMIC Structured Pass-Through Certificates Series K703, Class A2
$300,000	2.699%	05/25/18	$ 323,858
FHLMC REMIC Structured Pass-Through Certificates Series K705, Class A2
300,000	2.303	09/25/18	318,522
FNMA
194,250	2.800	03/01/18	208,398
491,189	3.740	05/01/18	552,272
110,000	3.840	05/01/18	123,407
400,000	4.506	06/01/19	463,461
97,707	3.416	10/01/20	108,477
97,777	3.632	12/01/20	109,744
391,894	3.763	12/01/20	442,904
199,834	4.520	06/01/21	232,763
GNMA
87,556	3.950	07/15/25	96,243

			2,980,049

Regular Floater(a) – 0.6%
National Credit Union Administration Guaranteed Notes Series A1
400,000	0.248	06/12/13	400,000

Sequential Fixed Rate – 1.3%
Banc of America Funding Corp. Series 2007-8, Class 2A1
493,220	7.000	10/25/37	295,490
National Credit Union Administration Guaranteed Notes Series 2010-C1, Class APT
282,166	2.650	10/29/20	299,173
National Credit Union Administration Guaranteed Notes Series A4
300,000	3.000	06/12/19	324,033

			918,696

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 4,298,745

Federal Agencies – 42.9%
Adjustable Rate FHLMC(a) – 0.6%
$380,966	2.375%	09/01/35	$ 409,658

Adjustable Rate FNMA(a) – 1.2%
156,642	2.342	05/01/33	165,605
367,425	2.333	05/01/35	392,754
247,363	2.657	12/01/35	265,838

			824,197

FHLMC – 4.7%
2,256	10.000	03/01/21	2,660
2,000,000	3.000	TBA-30yr(b)	2,108,438
1,000,000	3.500	TBA-30yr(b)	1,072,109

			3,183,207

FNMA – 36.4%
40,183	5.000	03/01/18	43,589

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$19,296	5.000%	06/01/18	$ 20,932
423,341	5.500	03/01/19	458,366
7,277	8.000	09/01/21	8,403
9,347	5.000	04/01/23	10,149
25,889	5.000	06/01/23	28,110
454,620	5.500	05/01/25	493,418
260,593	4.000	10/01/31	282,030
70	6.000	03/01/32	78
2,546	6.000	05/01/33	2,843
12,206	5.000	08/01/33	13,431
1,126	6.000	12/01/33	1,265
722	6.000	12/01/34	807
73,919	5.000	04/01/35	80,919
951	6.000	04/01/35	1,056
3,142	6.000	02/01/36	3,490
9,535	6.500	03/01/36	10,760
924,572	5.000	07/01/36	1,006,779
939,932	5.000	04/01/38	1,021,443
49,543	5.000	08/01/38	53,839
44,739	5.000	01/01/39	48,618
3,000,000	5.000	06/01/39	3,260,952
72,015	4.500	02/01/40	77,925
92,226	4.500	04/01/40	99,793
1,720,274	4.500	05/01/40	1,861,435
44,775	4.000	11/01/40	48,179
99,874	5.000	02/01/41	109,592
81,405	5.000	05/01/41	88,840
567,018	5.000	10/01/41	620,730
3,000,000	2.500	TBA-15yr(b)	3,153,750
1,000,000	3.000	TBA-30yr(b)	1,055,547
1,000,000	4.500	TBA-30yr(b)	1,082,656
6,000,000	5.000	TBA-30yr(b)	6,542,343
3,000,000	6.000	TBA-30yr(b)	3,312,891

			24,904,958

TOTAL FEDERAL AGENCIES			$ 29,322,020

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 34,100,146

Agency Debentures – 26.5%
FFCB
$500,000	5.400%	06/08/17	$ 606,895
FHLB
800,000	1.750	12/14/12	802,462
800,000	0.210	01/04/13	800,062
3,400,000	0.375	01/29/14	3,406,043
5,000,000	2.125	06/10/16	5,281,320
200,000	5.625	06/11/21	262,119
FHLMC
700,000	0.500	01/24/14	699,826
500,000	0.375	02/27/14	500,923
1,500,000	4.500	04/02/14	1,595,178
500,000	1.000	03/08/17	507,562
100,000	1.000	06/29/17	101,259
200,000	1.000	07/28/17	202,461
300,000	1.250	08/01/19	300,338
500,000	1.250	10/02/19	499,327
400,000	2.375	01/13/22	419,781

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Agency Debentures – (continued)
FNMA
$500,000	1.125%		04/27/17	$ 510,021
300,000	0.875		08/28/17	301,770
900,000	0.875		10/26/17	903,578
Tennessee Valley Authority
300,000	5.375		04/01/56	415,800

TOTAL AGENCY DEBENTURES				$ 18,116,725

Asset-Backed Securities – 1.3%
Home Equity – 0.1%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$35,002	7.000%		09/25/37	$ 30,306
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
48,466	7.000		09/25/37	41,904

				72,210

Student Loans(a) – 1.2%
Brazos Higher Education Authority Series 2005-3, Class A14
96,334	0.479		09/25/23	96,173
College Loan Corp. Trust Series 2004-1, Class A4
150,000	0.641		04/25/24	140,591
SLM Student Loan Trust Series 2008-5, Class A4
300,000	2.151		07/25/23	316,153
SLM Student Loan Trust Series 2012-2, Class A
246,578	0.916		01/25/29	248,991

				801,908

TOTAL ASSET-BACKED SECURITIES				$ 874,118

Government Guarantee Obligations – 8.2%
Ally Financial, Inc.(c)
$1,100,000	1.750%		10/30/12	$ 1,101,354
Citigroup Funding, Inc.(c)
1,300,000	1.875		10/22/12	1,301,218
600,000	1.875		11/15/12	601,220
Israel Government AID Bond(c)
100,000	5.500		12/04/23	132,327
Private Export Funding Corp.(d)
2,000,000	3.550		04/15/13	2,036,218
U.S. Central Federal Credit Union(c)
400,000	1.900		10/19/12	400,316

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 5,572,653

U.S. Treasury Obligations – 17.1%
United States Treasury Bonds
$1,600,000	0.000	%(e)	02/15/26	$ 1,183,408
800,000	4.375		05/15/41	1,060,624
100,000	3.750		08/15/41	119,641
100,000	3.125		02/15/42	106,430
United States Treasury Inflation-Protected Securities
117,785	1.875		07/15/15	129,619

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes
$1,500,000	0.250	%(f)	11/30/13	$ 1,500,720
700,000	0.250		04/30/14	700,175
300,000	0.625		07/15/14	302,052
1,000,000	0.125		07/31/14	997,890
1,000,000	0.375		03/15/15	1,002,440
1,000,000	1.750		07/31/15	1,040,610
1,900,000	0.625		09/30/17	1,899,487
1,100,000	2.000		11/15/21	1,148,378
500,000	1.625		08/15/22	499,415

TOTAL U.S. TREASURY OBLIGATIONS				$ 11,690,889

TOTAL INVESTMENTS – 103.0%				$ 70,354,531

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.0)%				(2,021,552)

NET ASSETS – 100.0%				$ 68,332,979

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September30, 2012.

(b)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date.The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $18,327,734 which represents approximately 26.8% of net assets as of September 30, 2012.

(c)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and are backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012. Total market value for these securities amounts to $3,536,435, which represents approximately 5.2% of net assets as of September 30, 2012.

(d)	Guaranteed by the Export/Import Bank of the United States. Total market value for this security amounts to $2,036,218, which represents approximately 3.0% of net assets as of September 30, 2012.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2012, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(b)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $3,273,945)	5.000%	TBA-30yr	10/11/12	$(3,000,000)	$(3,272,813)

FUTURES CONTRACTS — At September 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	16	September 2014	$3,980,600	$31,195
Eurodollars	(16)	September 2015	(3,969,200)	(50,427)
U.S. Ultra Long Treasury Bonds	8	December 2012	1,321,750	(17,006)
2 Year U.S. Treasury Notes	8	December 2012	1,764,250	739
5 Year U.S. Treasury Notes	51	December 2012	6,356,273	17,515
10 Year U.S. Treasury Notes	36	December 2012	4,805,438	28,720
30 Year U.S. Treasury Bonds	(5)	December 2012	(746,875)	(5,087)

TOTAL				$5,649

TAX INFORMATION — At September 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$69,498,223

Gross unrealized gain	1,252,589
Gross unrealized loss	(396,281)

Net unrealized security gain	$856,308

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Banks – 1.7%
86,838	First Republic Bank	$ 2,992,437

Capital Goods – 6.0%
35,837	Graco, Inc.	1,801,884
70,994	Kennametal, Inc.	2,632,458
104,065	Quanta Services, Inc.*	2,570,405
21,403	Rockwell Automation, Inc.	1,488,579
18,197	Roper Industries, Inc.	1,999,668

		10,492,994

Commercial & Professional Services – 1.2%
109,177	Ritchie Bros Auctioneers, Inc.	2,099,474

Consumer Durables & Apparel – 5.6%
48,028	Deckers Outdoor Corp.*	1,759,746
20,557	Lululemon Athletica, Inc.*	1,519,985
112,395	Newell Rubbermaid, Inc.	2,145,620
46,619	PVH Corp.	4,369,133

		9,794,484

Consumer Services – 5.1%
6,456	Chipotle Mexican Grill, Inc.*	2,050,038
63,237	Coinstar, Inc.*	2,844,400
34,382	Dunkin’ Brands Group, Inc.	1,003,782
79,015	Marriott International, Inc. Class A	3,089,487

		8,987,707

Diversified Financials – 8.5%
20,658	IntercontinentalExchange, Inc.*	2,755,984
76,321	Lazard Ltd. Class A	2,230,863
87,872	MSCI, Inc. Class A*	3,144,939
58,945	Northern Trust Corp.	2,735,932
111,303	SLM Corp.	1,749,683
35,183	T. Rowe Price Group, Inc.	2,227,084

		14,844,485

Energy – 6.3%
49,541	Cameron International Corp.*	2,777,764
11,431	Core Laboratories NV	1,388,638
25,820	Dril-Quip, Inc.*	1,855,942
21,971	Pioneer Natural Resources Co.	2,293,772
34,937	Southwestern Energy Co.*	1,215,109
31,709	Whiting Petroleum Corp.*	1,502,372

		11,033,597

Food, Beverage & Tobacco – 2.4%
16,863	Beam, Inc.	970,297
23,584	The Hain Celestial Group, Inc.*	1,485,792
33,670	TreeHouse Foods, Inc.*	1,767,675

		4,223,764

Health Care Equipment & Services – 8.3%
36,377	C. R. Bard, Inc.	3,806,853
91,537	CareFusion Corp.*	2,598,736
18,059	Edwards Lifesciences Corp.*	1,938,995
35,056	Henry Schein, Inc.*	2,778,889
30,612	HMS Holdings Corp.*	1,023,359
55,025	St. Jude Medical, Inc.	2,318,203

		14,465,035

Household & Personal Products – 1.8%
38,134	Church & Dwight Co., Inc.	2,058,855

Shares	Description	Value
Common Stocks – (continued)
Household & Personal Products – (continued)
18,558	The Estee Lauder Companies, Inc. Class A	$ 1,142,616

		3,201,471

Materials – 4.3%
34,912	Airgas, Inc.	2,873,258
37,311	Ecolab, Inc.	2,418,126
36,352	International Flavors & Fragrances, Inc.	2,165,852

		7,457,236

Media – 3.1%
27,450	Discovery Communications, Inc. Class A*	1,636,844
110,910	Pandora Media, Inc.*	1,214,464
42,646	Scripps Networks Interactive, Inc. Class A	2,611,215

		5,462,523

Pharmaceuticals, Biotechnology & Life Sciences – 7.1%
85,803	Agilent Technologies, Inc.	3,299,125
11,366	Alexion Pharmaceuticals, Inc.*	1,300,270
27,761	Ariad Pharmaceuticals, Inc.*	672,510
21,959	BioMarin Pharmaceutical, Inc.*	884,289
17,782	Cepheid, Inc.*	613,657
6,815	Mettler-Toledo International, Inc.*	1,163,593
21,574	Shire PLC ADR	1,913,614
47,750	Vertex Pharmaceuticals, Inc.*	2,671,613

		12,518,671

Real Estate – 2.1%
203,407	CBRE Group, Inc. Class A*	3,744,723

Retailing – 9.4%
27,626	Bed Bath & Beyond, Inc.*	1,740,438
36,199	Dick’s Sporting Goods, Inc.	1,876,918
23,455	Dollar General Corp.*	1,208,871
48,424	Family Dollar Stores, Inc.	3,210,511
54,077	PetSmart, Inc.	3,730,231
23,169	Tiffany & Co.	1,433,698
86,908	Urban Outfitters, Inc.*	3,264,265

		16,464,932

Semiconductors & Semiconductor Equipment – 3.9%
48,211	Altera Corp.	1,638,451
47,247	Linear Technology Corp.	1,504,817
66,169	NVIDIA Corp.*	882,694
84,829	Xilinx, Inc.	2,834,137

		6,860,099

Software & Services – 10.7%
24,886	Citrix Systems, Inc.*	1,905,521
22,704	Cognizant Technology Solutions Corp. Class A*	1,587,464
14,590	Equinix, Inc.*	3,006,269
47,143	FleetCor Technologies, Inc.*	2,112,006
84,589	Genpact Ltd.	1,410,945
44,662	MICROS Systems, Inc.*	2,193,797
46,117	Rackspace Hosting, Inc.*	3,047,873
17,645	Salesforce.com, Inc.*	2,694,215

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
26,752	VeriFone Systems, Inc.*	$ 745,043

		18,703,133

Technology Hardware & Equipment – 4.4%
55,193	Amphenol Corp. Class A	3,249,764
49,740	Juniper Networks, Inc.*	851,051
82,114	NetApp, Inc.*	2,699,908
107,303	RealD, Inc.*	959,289

		7,760,012

Telecommunication Services – 6.7%
45,630	Crown Castle International Corp.*	2,924,883
89,977	SBA Communications Corp. Class A*	5,659,553
123,531	tw telecom, inc.*	3,220,453

		11,804,889

Transportation – 0.6%
18,074	C.H. Robinson Worldwide, Inc.	1,058,233

TOTAL INVESTMENTS – 99.2%		$ 173,969,899

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		1,340,593

NET ASSETS –100.0%		$ 175,310,492

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Investment Abbreviation:
ADR — American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$148,708,738

Gross unrealized gain	33,136,763
Gross unrealized loss	(7,875,602)

Net unrealized security gain	$25,261,161

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 98.1%
Automobiles & Components – 1.0%
478,784	General Motors Co.*	$ 10,892,336

Banks – 4.0%
89,485	PNC Financial Services Group, Inc.	5,646,504
588,347	SunTrust Banks, Inc.	16,632,570
642,848	U.S. Bancorp	22,049,686

		44,328,760

Capital Goods – 8.9%
166,404	General Dynamics Corp.	11,002,633
2,348,974	General Electric Co.	53,345,200
533,828	Masco Corp.	8,034,111
319,188	Textron, Inc.	8,353,150
249,815	The Boeing Co.	17,392,120

		98,127,214

Consumer Services – 1.7%
24,763	Chipotle Mexican Grill, Inc.*	7,863,243
1,002,621	MGM Resorts International*	10,778,176

		18,641,419

Diversified Financials – 9.9%
148,375	Ameriprise Financial, Inc.	8,411,379
3,314,537	Bank of America Corp.	29,267,361
1,141,662	JPMorgan Chase & Co.	46,214,478
685,527	Morgan Stanley	11,475,722
853,657	SLM Corp.	13,419,488

		108,788,428

Energy – 15.4%
217,467	Chevron Corp.	25,347,954
519,565	Devon Energy Corp.	31,433,682
553,522	Exxon Mobil Corp.	50,619,587
768,843	Halliburton Co.	25,902,321
159,992	Occidental Petroleum Corp.	13,768,911
157,519	Southwestern Energy Co.*	5,478,511
368,806	Transocean Ltd.	16,555,701

		169,106,667

Food & Staples Retailing – 1.6%
478,722	Walgreen Co.	17,444,630

Food, Beverage & Tobacco – 5.1%
94,589	Anheuser-Busch InBev NV ADR	8,126,141
79,979	Diageo PLC ADR	9,016,032
294,774	Kraft Foods, Inc.	7,826,250
195,921	Philip Morris International, Inc.	17,621,135
153,452	The J.M. Smucker Co.	13,247,511

		55,837,069

Health Care Equipment & Services – 2.5%
239,095	UnitedHealth Group, Inc.	13,248,254
190,113	Varian Medical Systems, Inc.*	11,467,616
56,931	WellPoint, Inc.	3,302,568

		28,018,438

Household & Personal Products – 0.8%
133,890	The Procter & Gamble Co.	9,286,610

Shares	Description	Value
Common Stocks – (continued)
Insurance – 7.4%
334,369	American International Group, Inc.*	$ 10,963,960
153,739	Everest Re Group Ltd.	16,443,923
409,807	Hartford Financial Services Group, Inc.	7,966,648
471,289	Prudential Financial, Inc.	25,689,963
301,326	The Travelers Companies, Inc.	20,568,513

		81,633,007

Materials – 2.9%
205,763	Eastman Chemical Co.	11,730,549
305,252	Freeport-McMoRan Copper & Gold, Inc.	12,081,874
94,794	Martin Marietta Materials, Inc.	7,855,579

		31,668,002

Media – 3.6%
152,186	CBS Corp. Class B	5,528,917
229,627	DIRECTV*	12,046,232
223,123	Time Warner, Inc.	10,114,166
216,516	Viacom, Inc. Class B	11,603,093

		39,292,408

Pharmaceuticals, Biotechnology & Life Sciences – 10.3%
108,953	Celgene Corp.*	8,324,009
430,848	Johnson & Johnson	29,689,736
376,799	Merck & Co., Inc.	16,993,635
484,344	Mylan, Inc.*	11,817,993
1,385,048	Pfizer, Inc.	34,418,443
221,918	Vertex Pharmaceuticals, Inc.*	12,416,312

		113,660,128

Real Estate Investment Trust – 1.6%
116,078	American Tower Corp.	8,286,809
63,251	Simon Property Group, Inc.	9,602,134

		17,888,943

Retailing – 3.2%
69,866	Bed Bath & Beyond, Inc.*	4,401,558
696,355	Lowe’s Companies, Inc.	21,057,775
266,243	Urban Outfitters, Inc.*	10,000,087

		35,459,420

Semiconductors & Semiconductor Equipment – 2.0%
254,290	Altera Corp.	8,642,046
409,914	Lam Research Corp.*	13,029,116

		21,671,162

Software & Services – 2.6%
234,598	Adobe Systems, Inc.*	7,615,051
8,077	Google, Inc. Class A*	6,094,097
314,958	Microsoft Corp.	9,379,449
176,756	Oracle Corp.	5,566,046

		28,654,643

Technology Hardware & Equipment – 3.5%
531,755	Cisco Systems, Inc.	10,151,203
452,140	EMC Corp.*	12,329,858
586,263	Juniper Networks, Inc.*	10,030,960

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
90,174	QUALCOMM, Inc.	$ 5,634,973

		38,146,994

Telecommunication Services – 2.3%
439,384	AT&T, Inc.	16,564,777
1,583,528	Sprint Nextel Corp.*	8,741,074

		25,305,851

Utilities – 7.8%
389,800	American Electric Power Co., Inc.	17,127,812
206,132	Duke Energy Corp.	13,357,354
420,485	Northeast Utilities	16,075,142
179,805	PG&E Corp.	7,672,279
496,974	PPL Corp.	14,437,095
640,150	Xcel Energy, Inc.	17,738,556

		86,408,238

TOTAL COMMON STOCKS		$ 1,080,260,367

Exchange Traded Fund – 0.8%
121,600	iShares Russell 1000 Value Index Fund	$ 8,777,088

TOTAL INVESTMENTS – 98.9%		$ 1,089,037,455

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		12,645,888

NET ASSETS –100.0%		$ 1,101,683,343

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,007,171,601

Gross unrealized gain	109,807,513
Gross unrealized loss	(27,941,659)

Net unrealized security gain	$81,865,854

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Automobiles & Components – 1.0%
117,714	Delphi Automotive PLC*	$ 3,649,134
110,182	TRW Automotive Holdings Corp.*	4,816,055

		8,465,189

Banks – 4.7%
154,982	CIT Group, Inc.*	6,104,741
152,530	First Republic Bank	5,256,184
158,257	M&T Bank Corp.	15,059,736
413,907	SunTrust Banks, Inc.	11,701,151

		38,121,812

Capital Goods – 9.0%
134,894	B/E Aerospace, Inc.*	5,679,037
192,392	Dover Corp.	11,445,400
171,591	Fortune Brands Home & Security, Inc.*	4,634,673
107,475	Gardner Denver, Inc.	6,492,565
179,214	Lennox International, Inc.	8,666,789
48,617	Parker Hannifin Corp.	4,063,409
142,649	Pentair, Inc.	6,349,307
58,387	Rockwell Automation, Inc.	4,060,816
314,427	Spirit Aerosystems Holdings, Inc. Class A*	6,983,423
91,395	Stanley Black & Decker, Inc.	6,968,869
292,075	Textron, Inc.	7,643,603

		72,987,891

Commercial & Professional Services – 0.3%
88,846	Republic Services, Inc.	2,444,153

Consumer Durables & Apparel – 2.1%
227,177	D.R. Horton, Inc.	4,688,933
94,163	PVH Corp.	8,824,956
115,289	Toll Brothers, Inc.*	3,831,054

		17,344,943

Consumer Services – 1.8%
12,226	Chipotle Mexican Grill, Inc.*	3,882,244
688,318	MGM Resorts International*	7,399,419
53,248	Starwood Hotels & Resorts Worldwide, Inc.	3,086,254

		14,367,917

Diversified Financials – 5.6%
156,664	Ameriprise Financial, Inc.	8,881,282
500,001	Invesco Ltd.	12,495,025
122,623	Lazard Ltd. Class A	3,584,270
708,111	SLM Corp.	11,131,505
417,480	The NASDAQ OMX Group, Inc.	9,725,197

		45,817,279

Energy – 8.2%
75,495	Cabot Oil & Gas Corp.	3,389,725
237,838	Cameron International Corp.*	13,335,577
117,308	Energen Corp.	6,148,112
94,764	EQT Corp.	5,591,076
168,576	HollyFrontier Corp.	6,957,132
136,952	Marathon Petroleum Corp.	7,476,210
98,200	Pioneer Natural Resources Co.	10,252,080

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
124,686	Range Resources Corp.	$ 8,711,811
113,265	Tesoro Corp.	4,745,803

		66,607,526

Food, Beverage & Tobacco – 5.2%
276,492	Coca-Cola Enterprises, Inc.	8,645,905
203,477	Constellation Brands, Inc. Class A*	6,582,481
157,353	Ingredion, Inc.	8,679,591
51,915	Lorillard, Inc.	6,045,502
142,467	The J.M. Smucker Co.	12,299,176

		42,252,655

Health Care Equipment & Services – 3.5%
261,976	Aetna, Inc.	10,374,250
1,725,616	Boston Scientific Corp.*	9,905,036
419,476	Hologic, Inc.*	8,490,194

		28,769,480

Household & Personal Products – 0.4%
56,968	Church & Dwight Co., Inc.	3,075,702

Insurance – 8.4%
122,344	Everest Re Group Ltd.	13,085,914
285,847	Hartford Financial Services Group, Inc.	5,556,866
87,473	PartnerRe Ltd.	6,497,494
519,412	Principal Financial Group, Inc.	13,992,959
275,644	W.R. Berkley Corp.	10,333,894
222,455	Willis Group Holdings PLC	8,213,039
433,506	XL Group PLC	10,417,149

		68,097,315

Materials – 6.6%
136,559	Albemarle Corp.	7,193,928
67,484	Ball Corp.	2,855,248
138,042	Carpenter Technology Corp.	7,222,357
119,212	Crown Holdings, Inc.*	4,381,041
128,374	Cytec Industries, Inc.	8,411,065
91,927	Martin Marietta Materials, Inc.	7,617,991
155,851	Reliance Steel & Aluminum Co.	8,158,800
388,364	Sealed Air Corp.	6,004,107
50,789	Vulcan Materials Co.	2,402,320

		54,246,857

Media – 0.8%
103,718	Scripps Networks Interactive, Inc. Class A	6,350,653

Pharmaceuticals, Biotechnology & Life Sciences – 3.3%
169,114	Life Technologies Corp.*	8,266,292
480,262	Mylan, Inc.*	11,718,393
16,363	Vertex Pharmaceuticals, Inc.*	915,510
465,015	Warner Chilcott PLC Class A	6,277,703

		27,177,898

Real Estate Investment Trust – 11.0%
138,411	Alexandria Real Estate Equities, Inc.	10,175,977

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trust – (continued)
80,577	AvalonBay Communities, Inc.	$ 10,957,666
82,570	Camden Property Trust	5,324,939
237,138	Douglas Emmett, Inc.	5,470,774
735,853	Host Hotels & Resorts, Inc.	11,810,441
435,753	Kimco Realty Corp.	8,832,713
258,770	Liberty Property Trust	9,377,825
973,658	MFA Financial, Inc.	8,276,093
223,650	Tanger Factory Outlet Centers, Inc.	7,230,604
192,142	Ventas, Inc.	11,960,840

		89,417,872

Retailing – 4.6%
16,249	AutoZone, Inc.*	6,006,768
462,592	Liberty Interactive Corp. Class A*	8,557,952
58,444	Limited Brands, Inc.	2,878,951
241,675	Macy’s, Inc.	9,091,813
62,615	PetSmart, Inc.	4,319,183
49,523	Ross Stores, Inc.	3,199,186
100,182	Urban Outfitters, Inc.*	3,762,836

		37,816,689

Semiconductors & Semiconductor Equipment – 3.2%
221,696	Altera Corp.	7,534,339
42,009	Cavium, Inc.*	1,400,160
381,260	Lam Research Corp.*	12,118,349
798,776	ON Semiconductor Corp.*	4,928,448

		25,981,296

Software & Services – 3.7%
121,817	Adobe Systems, Inc.*	3,954,180
84,264	Check Point Software Technologies Ltd.*	4,058,154
219,557	Fidelity National Information Services, Inc.	6,854,570
371,610	Parametric Technology Corp.*	8,101,098
129,057	Paychex, Inc.	4,296,307
131,015	QLIK Technologies, Inc.*	2,936,046

		30,200,355

Technology Hardware & Equipment – 3.5%
75,092	Amphenol Corp. Class A	4,421,417
494,506	Juniper Networks, Inc.*	8,460,997
184,907	NetApp, Inc.*	6,079,742
379,232	Polycom, Inc.*	3,743,020
129,232	SanDisk Corp.*	5,612,546

		28,317,722

Telecommunication Services – 0.9%
1,369,502	Sprint Nextel Corp.*	7,559,651

Utilities – 10.8%
378,850	Calpine Corp.*	6,554,105
128,627	CMS Energy Corp.	3,029,166
187,794	Edison International	8,580,308
140,253	Great Plains Energy, Inc.	3,122,032
234,891	Northeast Utilities	8,979,883

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
394,649	NV Energy, Inc.	$ 7,107,628
117,817	Pinnacle West Capital Corp.	6,220,738
387,600	PPL Corp.	11,259,780
130,011	Questar Corp.	2,643,124
216,139	SCANA Corp.	10,433,029
103,798	Sempra Energy	6,693,933
470,198	Xcel Energy, Inc.	13,029,186

		87,652,912

TOTAL COMMON STOCKS		$ 803,073,767

Exchange Traded Fund – 0.6%
101,400	iShares Russell Midcap Value Index Fund	$ 4,940,208

TOTAL INVESTMENTS – 99.2%		$ 808,013,975

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		6,454,172

NET ASSETS –100.0%		$ 814,468,147

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$731,887,145

Gross unrealized gain	102,671,256
Gross unrealized loss	(26,544,426)

Net unrealized security gain	$76,126,830

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 33.4%
ABN Amro Funding (USA) LLC
$2,000,000	0.461%		11/01/12	$ 1,999,208
Aspen Funding Corp.
11,159,000	0.451		11/05/12	11,154,118
Atlantic Asset Securitization LLC
10,000,000	0.420		10/16/12	9,998,250
Atlantis One Funding Corp.
1,160,000	0.340		10/25/12	1,159,737
9,000,000	0.491		02/22/13	8,982,360
Bank of China Ltd.
8,750,000	0.641		11/01/12	8,745,178
Erste Abwicklungsanstalt
10,000,000	0.431		01/25/13	9,986,144
Gemini Securitization Corp. LLC
2,000,000	0.471		10/09/12	1,999,791
5,276,000	0.440		11/06/12	5,273,679
Hannover Funding Co. LLC
8,000,000	0.551		10/24/12	7,997,189
2,000,000	0.410		11/26/12	1,998,724
Kells Funding LLC
1,000,000	0.400		10/09/12	999,911
9,000,000	0.511		01/08/13	8,987,378
LMA Americas LLC
8,000,000	0.450		10/11/12	7,999,000
Newport Funding Corp.
12,083,000	0.451		11/05/12	12,077,714
Regency Markets No. 1 LLC
7,789,000	0.220		10/22/12	7,788,000
Royal Park Investments Funding Corp.
1,000,000	0.952		10/01/12	1,000,000
10,000,000	0.902		10/19/12	9,995,500
Versailles Commercial Paper LLC
5,000,000	0.450		10/09/12	4,999,500

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$ 123,141,381

Eurodollar Certificate of Deposit – 1.3%
Sumitomo Mitsui Trust Bank Ltd.
5,000,000	0.400		01/25/13	5,000,081

Fixed Rate Municipal Debt Obligation – 0.8%
Lower Colorado River, TX Authority Series 2012
3,000,000	0.210		10/03/12	3,000,000

U.S. Government Agency Obligations – 7.5%
Federal Farm Credit Bank
200,000	0.608	(a)	11/01/12	200,000
Federal Home Loan Bank
1,000,000	0.230		10/24/12	999,972
300,000	0.230		11/07/12	299,993
100,000	0.200		12/06/12	99,990
500,000	0.210		12/10/12	499,958
800,000	0.210		12/13/12	799,930
600,000	0.210		12/19/12	599,940
600,000	0.210		12/21/12	599,942
300,000	0.200		12/28/12	299,961
600,000	0.210		12/28/12	599,937

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$200,000	0.300%		01/11/13	$ 200,000
300,000	0.210		05/17/13	299,920
350,000	0.200		05/22/13	349,882
200,000	0.230		05/23/13	199,970
20,000	0.230		05/24/13	19,996
1,000,000	0.240		05/24/13	999,915
500,000	0.230		05/29/13	499,924
500,000	0.240		06/06/13	499,955
100,000	0.230		06/07/13	99,984
50,000	0.280		06/10/13	50,000
200,000	0.350		06/10/13	200,132
300,000	0.230		06/12/13	299,951
90,000	1.625		06/14/13	90,857
350,000	0.230		06/18/13	349,941
400,000	0.420		06/21/13	400,478
100,000	1.875		06/21/13	101,164
300,000	0.125		06/28/13	299,693
600,000	0.240		06/28/13	599,929
370,000	0.250		07/05/13	369,962
1,000,000	0.168	(a)	07/08/13	999,611
260,000	0.350		07/09/13	260,173
1,000,000	0.161	(a)	07/15/13	999,602
4,000,000	0.280		09/16/13	4,002,580
100,000	0.125		09/25/13	99,904
1,000,000	0.210	(b)	10/01/13	999,871
1,000,000	3.625		10/18/13	1,035,522
Federal Home Loan Mortgage Corporation
1,000,000	0.181	(a)	05/03/13	999,763
30,000	4.000		06/12/13	30,778
1,000,000	4.500		07/15/13	1,033,333
Federal National Mortgage Association
1,000,000	0.245	(a)	12/28/12	999,952
1,500,000	0.344	(a)	05/17/13	1,499,711
240,000	0.500		08/09/13	240,461
100,000	1.125		10/08/13	100,918
3,075,000	4.625		10/15/13	3,214,762

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 27,448,217

U.S. Treasury Obligations – 3.0%
United States Treasury Notes
500,000	3.875%		02/15/13	506,836
1,000,000	0.625		02/28/13	1,001,716
1,600,000	0.750		03/31/13	1,604,328
1,000,000	2.500		03/31/13	1,011,145
300,000	1.000		07/15/13	301,758
800,000	0.125		09/30/13	799,350
700,000	3.125		09/30/13	720,345
5,200,000	0.500		10/15/13	5,215,724

TOTAL U.S. TREASURY OBLIGATIONS				$ 11,161,202

Variable Rate Municipal Debt Obligations(a) – 10.7%
Agency Enhanced Affordable Housing VRDN RB P-Floats Series 2012 MT-798 (FHLMC) (Bank of America N.A., LIQ)(c)
4,735,000	0.380		10/08/12	4,735,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Alaska Housing Finance Corp. VRDN RB Taxable General Series 2012 B
$500,000	0.200%	10/08/12	$ 500,000
BlackRock Municipal Income Trust VRDN RB Putters Series 2012-T0008 (JPMorgan Chase Bank, LIQ)(c)
1,000,000	0.250	10/01/12	1,000,000
BlackRock MuniHoldings Investment Quality Fund VRDN Tax-Exempt Preferred Series 2011 W-7-2746 (Bank of America N.A., LIQ)(c)
300,000	0.370	10/08/12	300,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0005 (JP Morgan Chase Bank N.A., LIQ)(c)
950,000	0.250	10/01/12	950,000
BlackRock MuniYield Fund, Inc. VRDN Tax-Exempt Preferred Series 2011 W-7-2514 (Bank of America N.A., LIQ)(c)
300,000	0.370	10/08/12	300,000
California GO VRDN for Kindergarten Series 2004 A8-RMKT (Citibank N.A., LOC) (California State Teachers Retirement, LOC)
4,000,000	0.160	10/08/12	4,000,000
City of Durham, North Carolina GO VRDN for Taxable Housing Series 2000 (Bank of America N.A., SPA)
1,250,000	0.410	10/08/12	1,250,000
City of Los Angeles, California Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2012-4174 (JPMorgan Chase Bank N.A., LIQ)(c)
1,500,000	0.240	10/08/12	1,500,000
Cook County, Illinois GO VRDN Series 2002 B (BNYM, SPA)
1,100,000	0.180	10/08/12	1,100,000
Dekalb County, Georgia Development Authority VRDN RB for Emory University Series 1995 B (GO of University)
4,200,000	0.200	10/08/12	4,200,000
Montgomery County, Virginia Industrial Development Authority VRDN RB for Virginia Tech Foundation Series 2009 B (Bank of New York Mellon, SPA)
1,120,000	0.220	10/08/12	1,120,000
New Jersey State Turnpike Authority VRDN RB Series 1991 D (NATL-RE FGIC) (Societe Generale, LOC)
1,000,000	0.250	10/08/12	1,000,000
New York City GO VRDN Series 2007 Subseries D-4 (Calyon Bank, SPA)
250,000	0.270	10/08/12	250,000
New York City, New York Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-1 (WestLB AG, SPA)
1,000,000	0.210	10/08/12	1,000,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax- Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)(c)
500,000	0.320	10/08/12	500,000
Port Authority of New York & New Jersey VRDN RB P-Floats Series 2012-807 (AGM GO of Authority) (Bank of America N.A., LIQ)(c)
3,810,000	0.280	10/08/12	3,810,000
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources Series 2002 A (GTY AGMT-Flint Hills Resources)
2,000,000	0.240	10/08/12	2,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
State of Texas GO VRDN Refunding for Taxable Veterans’ Land Series 2002 (Landesbank Hessen-Thueringen Girozentrale, SPA)
$600,000	0.250%		10/08/12	$ 600,000
State of Texas GO VRDN Refunding for Taxable Veterans’ Land Series 2010 B (Sumitomo Mitsui Banking Corp., SPA)
455,000	0.230		10/08/12	455,000
State of Texas GO VRDN Veterans’ Housing Assistance Program Fund II Series 2006 A (JPMorgan Chase Bank N.A., SPA)
2,000,000	0.170		10/08/12	2,000,000
Texas State GO VRDN Refunding Series 2010 D RMKT (Bank of Tokyo Mitsubishi UFJ, SPA)
1,000,000	0.210		10/08/12	1,000,000
Texas State VRDN RN Series 2012-4262 (JPMorgan Chase Bank N.A., LIQ)(c)
4,000,000	0.200		10/01/12	4,000,000
University of Alabama VRDN RB Series 1993 B
1,400,000	0.330		10/08/12	1,400,000
University of Utah VRDN RB for Auxiliary & Campus Facilities Series 1997 A (JPMorgan Chase & Co., SPA)
345,000	0.260		10/08/12	345,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 39,315,000

Variable Rate Obligations(a) – 10.2%
Bank of Nova Scotia
1,000,000	0.517		11/09/12	1,000,000
5,000,000	0.473		10/11/13	5,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
9,000,000	0.587		08/12/13	9,000,000
Deutsche Bank AG
2,000,000	0.789		03/15/13	2,000,000
JPMorgan Chase Bank NA
1,000,000	0.525		06/18/13	1,000,000
3,000,000	0.339		06/21/13	3,000,000
National Bank of Canada
1,000,000	0.314		12/14/12	1,000,000
Overseas Private Investment Corp.
2,000,000	0.180		07/09/26	2,000,000
Providence Health & Services (U.S. Bank N.A.)
880,000	0.220		10/01/42	880,000
Svenska Handelsbanken AB
5,000,000	0.000	(b)(c)	10/04/13	5,000,000
Wells Fargo Bank NA
2,500,000	0.429		10/18/13	2,500,000
Westpac Banking Corp.
1,000,000	0.540	(c)	11/06/12	1,000,000
4,000,000	0.473	(c)	10/01/13	4,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 37,380,000

Yankee Certificates of Deposit – 11.0%
Banco Del Estado De Chile
10,000,000	0.330		10/10/12	10,000,025

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Yankee Certificates of Deposit – (continued)
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY
$10,000,000	0.500%		11/05/12	$ 10,001,258
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
1,000,000	0.420		10/11/12	1,000,001
2,500,000	0.760		10/12/12	2,500,274
Standard Chartered Bank
7,000,000	0.490		01/07/13	7,000,000
The Norinchukin Bank
10,000,000	0.400		10/26/12	10,000,138

TOTAL YANKEE CERTIFICATES OF DEPOSIT				$ 40,501,696

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 286,947,577

Repurchase Agreements(d) – 23.7%
ABN Amro Securities (USA) LLC
1,000,000	0.310	(a)	10/04/12	1,000,000
Maturity Value: $1,000,060
Settlement Date: 09/27/12
Collateralized by various corporate security issuers. The aggregate market value of the collateral, including accrued interest, was $1,095,043.

BNP Paribas Securities Corp.
2,000,000	0.480		10/01/12	2,000,000
Maturity Value: $2,000,080
Collateralized by various corporate security issuers, 4.000% to 8.875%, due 03/01/16 to 01/15/42 and mortgage-backed obligations, 5.305% to 5.679%, due 12/15/43 to 04/15/49. The aggregate market value of the collateral, including accrued interest, was $2,243,479.

Deutsche Bank Securities, Inc.
3,000,000	0.430		10/01/12	3,000,000
Maturity Value: $3,000,108
Collateralized by various corporate security issuers, 0.000% to 7.250%, due 12/15/12 to 01/01/49. The aggregate market value of the collateral, including accrued interest, was $3,300,011.
7,500,000	0.250		11/19/12	7,500,000
Maturity Value: $7,504,740
Settlement Date: 08/20/12
Collateralized by Federal Home Loan Mortgage Corp., 16.323% to 80.980%, due 04/15/32 to 06/15/36. The aggregate market value of the collateral, including accrued interest, was $7,973,758.

ING Financial Markets LLC
5,000,000	0.200		10/01/12	5,000,000
Maturity Value: $5,000,083
Collateralized by Federal National Mortgage Association, 3.000%, due 07/01/41. The market value of the collateral, including accrued interest, was $5,100,732.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Joint Repurchase Agreement Account III
$63,700,000	0.219%	10/01/12	$ 63,700,000
RBS Securities, Inc.
5,000,000	0.380	10/01/12	5,000,000
Maturity Value: $5,000,158
Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 05/01/32. The market value of the collateral, including accrued interest, was $5,102,098.

TOTAL REPURCHASE AGREEMENTS			$ 87,200,000

TOTAL INVESTMENTS – 101.6%			$ 374,147,577

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%			(5,958,484)

NET ASSETS – 100.0%			$ 368,189,093

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(b)	All or a portion represents a forward commitment.

(c)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2012, these securities amounted to $27,095,000 or approximately 7.4% of net assets.

(d)	Unless noted, all repurchase agreements were entered into on September 30, 2012. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our
toll-free Shareholder Services Line at
1-800-526-7384 or visit us on the web at
www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Capital Goods – 4.8%
32,953	Caterpillar, Inc.	$ 2,835,276
112,632	Danaher Corp.	6,211,655
123,573	Honeywell International, Inc.	7,383,487
49,019	Rockwell Automation, Inc.	3,409,271

		19,839,689

Consumer Durables & Apparel – 3.9%
33,953	Lululemon Athletica, Inc.*	2,510,485
81,890	NIKE, Inc. Class B	7,772,180
61,495	PVH Corp.	5,763,311

		16,045,976

Consumer Services – 4.5%
12,845	Chipotle Mexican Grill, Inc.*	4,078,801
80,681	Las Vegas Sands Corp.	3,741,178
152,039	Marriott International, Inc. Class A	5,944,725
25,083	McDonald’s Corp.	2,301,365
34,549	Yum! Brands, Inc.	2,291,981

		18,358,050

Diversified Financials – 5.9%
129,501	American Express Co.	7,363,427
118,760	CME Group, Inc.	6,804,948
22,801	IntercontinentalExchange, Inc.*	3,041,882
93,641	Northern Trust Corp.	4,346,347
43,511	T. Rowe Price Group, Inc.	2,754,246

		24,310,850

Energy – 6.0%
33,330	Devon Energy Corp.	2,016,465
173,973	Halliburton Co.	5,861,150
27,263	National Oilwell Varco, Inc.	2,184,039
22,873	Occidental Petroleum Corp.	1,968,451
174,955	Schlumberger Ltd.	12,654,495

		24,684,600

Food & Staples Retailing – 2.8%
114,536	Costco Wholesale Corp.	11,467,917

Food, Beverage & Tobacco – 4.4%
50,300	Diageo PLC ADR	5,670,319
101,856	PepsiCo, Inc.	7,208,349
56,228	Philip Morris International, Inc.	5,057,146

		17,935,814

Health Care Equipment & Services – 1.8%
19,956	C. R. Bard, Inc.	2,088,396
130,171	St. Jude Medical, Inc.	5,484,104

		7,572,500

Household & Personal Products – 2.1%
173,257	Avon Products, Inc.	2,763,449
85,350	The Procter & Gamble Co.	5,919,876

		8,683,325

Materials – 2.9%
50,851	Ecolab, Inc.	3,295,653
81,911	Praxair, Inc.	8,508,915

		11,804,568

Shares	Description	Value
Common Stocks – (continued)
Media – 2.1%
42,368	Discovery Communications, Inc. Class A*	$ 2,526,404
115,426	Viacom, Inc. Class B	6,185,679

		8,712,083

Pharmaceuticals, Biotechnology & Life Sciences – 10.4%
144,060	Abbott Laboratories	9,876,754
89,207	Agilent Technologies, Inc.	3,430,009
44,047	Celgene Corp.*	3,365,191
116,961	Gilead Sciences, Inc.*	7,758,023
28,770	Johnson & Johnson	1,982,541
94,462	Sanofi ADR	4,067,534
45,512	Shire PLC ADR	4,036,914
108,130	Teva Pharmaceutical Industries Ltd. ADR	4,477,663
71,241	Vertex Pharmaceuticals, Inc.*	3,985,934

		42,980,563

Real Estate – 5.1%
202,167	American Tower Corp. (REIT)	14,432,702
363,071	CBRE Group, Inc. Class A*	6,684,137

		21,116,839

Retailing – 7.0%
45,434	Amazon.com, Inc.*	11,554,775
78,931	Dollar General Corp.*	4,068,104
29,102	Family Dollar Stores, Inc.	1,929,462
6,875	Priceline.com, Inc.*	4,253,769
188,672	Urban Outfitters, Inc.*	7,086,520

		28,892,630

Semiconductors & Semiconductor Equipment – 2.1%
252,803	Xilinx, Inc.	8,446,148

Software & Services – 14.6%
29,775	Equinix, Inc.*	6,135,139
78,557	Facebook, Inc. Class A*	1,700,759
26,925	Google, Inc. Class A*	20,314,912
15,667	Mastercard, Inc. Class A	7,073,337
373,128	Microsoft Corp.	11,111,752
258,126	Oracle Corp.	8,128,388
38,223	Salesforce.com, Inc.*	5,836,270

		60,300,557

Technology Hardware & Equipment – 15.8%
97,496	Amphenol Corp. Class A	5,740,564
54,596	Apple, Inc.	36,429,727
175,968	NetApp, Inc.*	5,785,828
271,655	QUALCOMM, Inc.	16,975,721

		64,931,840

Telecommunication Services – 3.0%
190,306	Crown Castle International Corp.*	12,198,615

TOTAL COMMON STOCKS		$ 408,282,564

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 0.5%
30,400	iShares Russell 1000 Growth Index Fund	$ 2,027,680

TOTAL INVESTMENTS – 99.7%		$ 410,310,244

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,240,563

NET ASSETS – 100.0%		$ 411,550,807

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Investment Abbreviations:
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$315,867,756

Gross unrealized gain	106,078,959
Gross unrealized loss	(11,636,471)

Net unrealized security gain	$94,442,488

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 96.8%
Australia – 3.4%
709,373	QR National Ltd. (Transportation)	$ 2,497,417
158,200	Westpac Banking Corp. (Banks)	4,056,382

		6,553,799

Brazil – 1.1%
363,305	Magazine Luiza SA (Retailing)	2,193,540

China – 0.5%
1,825,000	China Citic Bank Corp. Ltd. Class H (Banks)	860,504

Czech Republic – 0.8%
41,473	CEZ AS (Utilities)	1,547,458

Finland – 1.5%
92,074	Fortum Oyj (Utilities)	1,696,475
30,127	Nokian Renkaat Oyj (Automobiles & Components)	1,229,788

		2,926,263

France – 11.7%
21,859	Air Liquide SA (Materials)	2,709,446
14,002	Air Liquide SA-Prime De Fidelite (Materials)*	1,735,563
45,914	Compagnie Generale de Geophysique-Veritas (Energy)*	1,474,554
14,439	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	2,167,556
21,401	Remy Cointreau SA (Food, Beverage & Tobacco)	2,460,730
89,435	Safran SA (Capital Goods)	3,216,942
91,330	Societe Generale SA (Banks)*	2,588,103
73,281	Total SA (Energy)	3,645,724
59,249	Vinci SA (Capital Goods)	2,520,925

		22,519,543

Germany – 4.3%
44,800	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,852,337
64,489	K+S AG (Registered) (Materials)	3,177,068
52,858	ThyssenKrupp AG (Materials)	1,126,024

		8,155,429

Hong Kong – 2.3%
382,195	AIA Group Ltd. (Insurance)	1,416,198
978,000	Belle International Holdings Ltd. (Retailing)	1,767,388
386,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	1,153,126

		4,336,712

India – 0.9%
47,981	Hero Motocorp Ltd. (Automobiles & Components)	1,708,299

Ireland – 3.1%
48,204	Kerry Group PLC Class A (Food, Beverage & Tobacco)	2,468,490

Shares	Description	Value
Common Stocks – (continued)
Ireland – (continued)
117,952	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	$ 3,479,439

		5,947,929

Italy – 2.3%
202,257	Eni SpA (Energy)	4,434,176

Japan – 18.4%
55,600	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	2,817,804
17,100	FANUC Corp. (Capital Goods)	2,752,388
101,400	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	2,448,003
368,000	Isuzu Motors Ltd. (Automobiles & Components)	1,773,301
341,000	Kubota Corp. (Capital Goods)	3,441,479
132,200	LIXIL Group Corp. (Capital Goods)	3,150,342
365,000	Mitsubishi Electric Corp. (Capital Goods)	2,690,360
180,000	Mitsubishi Estate Co. Ltd. (Real Estate)	3,441,622
106,500	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	3,263,513
133,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,168,966
336,000	Tokyo Gas Co. Ltd. (Utilities)	1,847,642
62,400	Unicharm Corp. (Household & Personal Products)	3,577,724

		35,373,144

Mexico – 0.5%
72,000	Grupo Financiero Santander Mexico S.A.B. de C.V. ADR (Banks)*	986,400

Netherlands – 2.7%
293	Royal Dutch Shell PLC Class A (Energy)	10,154
28,397	Royal Dutch Shell PLC Class B (Energy)	1,010,530
102,914	Unilever NV CVA (Food, Beverage & Tobacco)	3,649,952
14,501	Ziggo NV (Telecommunication Services)	492,976

		5,163,612

Russia – 2.0%
63,537	Globaltrans Investment PLC GDR (Transportation)	1,320,299
18,186	OAO Lukoil ADR (Energy)	1,124,063
122,482	Sberbank of Russia ADR (Banks)	1,443,234

		3,887,596

South Korea – 2.3%
39,000	Kia Motors Corp. (Automobiles & Components)	2,423,202

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
1,653	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 1,992,027

		4,415,229

Sweden – 3.0%
104,860	Scania AB Class B (Capital Goods)	1,927,743
410,977	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	3,748,556

		5,676,299

Switzerland – 10.8%
44,962	Aryzta AG (Food, Beverage & Tobacco)*	2,158,193
138,282	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	8,463,345
13,237	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,475,937
13,287	Sulzer AG (Registered) (Capital Goods)	1,939,507
342,957	UBS AG (Registered) (Diversified Financials)*	4,176,106
32,895	Wolseley PLC (Capital Goods)	1,407,115

		20,620,203

United Kingdom – 25.2%
283,231	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,841,230
113,962	Admiral Group PLC (Insurance)	1,942,244
179,398	BG Group PLC (Energy)	3,630,069
756,000	BP PLC (Energy)	5,329,707
138,642	Burberry Group PLC (Consumer Durables & Apparel)	2,244,899
781,728	HSBC Holdings PLC (Banks)	7,262,067
53,459	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	1,980,472
207,199	Inmarsat PLC (Telecommunication Services)	1,978,243
370,761	Reed Elsevier PLC (Media)	3,549,392
99,398	Rio Tinto PLC (Materials)	4,647,774
516,554	Royal Bank of Scotland Group PLC (Banks)*	2,146,173
53,716	Schroders PLC (Diversified Financials)	1,319,992
55,895	Spirax-Sarco Engineering PLC (Capital Goods)	1,890,574
92,330	Tullow Oil PLC (Energy)	2,048,262
78,029	Victrex PLC (Materials)	1,669,739
1,691,247	Vodafone Group PLC (Telecommunication Services)	4,805,903

		48,286,740

TOTAL COMMON STOCKS		$ 185,592,875

		Expiration
Units	Description	Month	Value
Right – 0.0%
France – 0.0%
45,914	Compagnie Generale de Geophysique-Veritas (Energy)*	10/12	$ 74,106

TOTAL INVESTMENTS – 96.8%			$185,666,981

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.2%			6,072,902

NET ASSETS – 100.0%			$191,739,883

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$182,356,951

Gross unrealized gain	12,173,561
Gross unrealized loss	(8,863,531)

Net unrealized security gain	$3,310,030

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.3%
Automobiles & Components – 0.5%
5,736	Modine Manufacturing Co.*	$ 42,332
17,769	Stoneridge, Inc.*	88,312
17,077	Superior Industries International, Inc.	291,846
3,269	Thor Industries, Inc.	118,730

		541,220

Banks – 6.5%
3,894	1st Source Corp.	86,719
28,381	Astoria Financial Corp.	280,404
2,797	BankUnited, Inc.	68,834
12,430	Cathay General Bancorp	214,542
78,464	CVB Financial Corp.	936,860
2,267	East West Bancorp, Inc.	47,879
24,110	First Bancorp	277,988
6,132	First Bancorp, Inc.	107,617
11,406	First Financial Bancorp	192,876
12,553	First Interstate Bancsystem, Inc.	187,793
22,559	First Niagara Financial Group, Inc.	182,502
2,421	FirstMerit Corp.	35,661
33,271	Fulton Financial Corp.	328,052
14,075	Great Southern Bancorp, Inc.	435,058
1,046	Iberiabank Corp.	47,907
64,629	International Bancshares Corp.	1,231,183
10,337	Investors Bancorp, Inc.*	188,547
3,893	Northfield Bancorp, Inc.	62,366
3,260	Oritani Financial Corp.	49,063
3,950	PacWest Bancorp	92,312
24,749	PrivateBancorp, Inc.	395,737
11,699	Renasant Corp.	229,359
2,511	State Bank Financial Corp.	41,406
16,264	Texas Capital Bancshares, Inc.*	808,483
5,251	United Bankshares, Inc.	130,802
39,010	Wilshire Bancorp, Inc.*	245,763
6,413	Wintrust Financial Corp.	240,936

		7,146,649

Capital Goods – 7.4%
1,857	Alamo Group, Inc.	62,729
3,990	Albany International Corp. Class A	87,660
1,804	American Science & Engineering, Inc.	118,360
6,857	American Woodmark Corp.*	136,934
7,975	Applied Industrial Technologies, Inc.	330,404
8,625	Astec Industries, Inc.*	272,636
20,067	Beacon Roofing Supply, Inc.*	571,910
1,678	Belden, Inc.	61,885
4,427	Brady Corp. Class A	129,623
2,822	Ceradyne, Inc.	68,941
5,717	Cubic Corp.	286,193
9,498	Ducommun, Inc.*	129,173
8,338	Encore Wire Corp.	243,970
3,825	FreightCar America, Inc.	68,047
20,384	H&E Equipment Services, Inc.	247,054
14,762	Kadant, Inc.*	342,331
6,310	KBR, Inc.	188,164
43,981	LSI Industries, Inc.	296,432
8,267	Lydall, Inc.*	116,482
17,917	Miller Industries, Inc.	287,568
18,504	Mueller Industries, Inc.	841,377

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
5,149	Orbital Sciences Corp.*	$ 74,969
3,707	Sauer-Danfoss, Inc.	149,059
85	Seaboard Corp.*	192,111
1,777	Simpson Manufacturing Co., Inc.	50,858
28,599	Tecumseh Products Co. Class A*	148,143
4,028	Tennant Co.	172,479
13,174	The Toro Co.	524,062
1,115	Trex Co., Inc.*	38,044
2,131	Trinity Industries, Inc.	63,866
15,484	Universal Forest Products, Inc.	643,205
11,061	Vicor Corp.*	73,777
14,605	Watsco, Inc.	1,106,913

		8,125,359

Commercial & Professional Services – 2.9%
6,196	ABM Industries, Inc.	117,290
19,317	CDI Corp.	328,969
3,172	Consolidated Graphics, Inc.*	82,758
8,302	Heidrick & Struggles International, Inc.	105,767
23,393	HNI Corp.	596,755
9,501	Insperity, Inc.	239,710
48,423	Kelly Services, Inc. Class A	610,130
30,916	Kforce, Inc.*	364,500
25,263	Kimball International, Inc. Class B	308,714
2,304	Mine Safety Appliances Co.	85,870
12,564	United Stationers, Inc.	326,915

		3,167,378

Consumer Durables & Apparel – 4.5%
14,045	American Greetings Corp. Class A(a)	235,956
2,047	Arctic Cat, Inc.*	84,869
21,745	Beazer Homes USA, Inc.*(a)	77,195
18,013	Blyth, Inc.	468,158
22,917	Crocs, Inc.*	371,485
2,729	CSS Industries, Inc.	56,081
5,253	D.R. Horton, Inc.	108,422
1,680	Ethan Allen Interiors, Inc.	36,826
37,760	Hovnanian Enterprises, Inc. Class A*	130,650
6,181	iRobot Corp.*	140,680
4,826	LeapFrog Enterprises, Inc.*	43,530
3,175	Lennar Corp. Class A	110,395
5,170	Meritage Homes Corp.*	196,615
6,966	Movado Group, Inc.	234,893
8,408	NACCO Industries, Inc. Class A	1,054,447
12,023	Oxford Industries, Inc.	678,698
19,424	Perry Ellis International, Inc.*	428,299
2,292	PulteGroup, Inc.*	35,526
1,722	Skechers U.S.A., Inc. Class A*	35,129
14,919	Smith & Wesson Holding Corp.*	164,258
4,654	Sturm, Ruger & Co., Inc.(a)	230,326
6,955	Zagg, Inc.*(a)	59,326

		4,981,764

Consumer Services – 2.6%
9,497	Ascent Capital Group, Inc. Class A*	512,933
2,512	Biglari Holdings, Inc.*	917,031
24,302	Papa John's International, Inc.*	1,297,970

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
2,284	Weight Watchers International, Inc.(a)	$ 120,595

		2,848,529

Diversified Financials – 3.6%
12,402	Apollo Investment Corp.	97,604
27,432	BlackRock Kelso Capital Corp.	266,639
19,158	Cash America International, Inc.	738,924
3,446	Cohen & Steers, Inc.	102,070
2,997	DFC Global Corp.*	51,398
677	Diamond Hill Investment Group, Inc.	51,912
3,168	Duff & Phelps Corp. Class A	43,116
1,742	Epoch Holding Corp.	40,240
2,184	Financial Engines, Inc.*	52,045
7,909	GAMCO Investors, Inc. Class A	393,473
17,521	Gladstone Capital Corp.	153,309
17,253	Greenhill & Co., Inc.	892,843
2,430	Horizon Technology Finance Corp.	39,269
2,938	KBW, Inc.	48,389
37,002	NGP Capital Resources Co.	276,035
1,527	Raymond James Financial, Inc.	55,965
5,589	Safeguard Scientifics, Inc.*	87,691
34,107	TICC Capital Corp.	354,713
3,574	World Acceptance Corp.*(a)	241,066

		3,986,701

Energy – 4.7%
51,862	Alon USA Energy, Inc.	710,509
3,122	Bill Barrett Corp.*	77,332
3,425	Contango Oil & Gas Co.*	168,304
3,969	Crosstex Energy, Inc.	55,685
1,790	Dawson Geophysical Co.*	45,215
33,373	Delek US Holdings, Inc.	850,678
1,728	Energy XXI Bermuda Ltd.	60,394
6,980	EXCO Resources, Inc.	55,910
5,306	Exterran Holdings, Inc.*	107,606
12,137	Forest Oil Corp.*	102,558
4,690	FX Energy, Inc.*	34,987
5,731	Goodrich Petroleum Corp.*(a)	72,440
8,186	McDermott International, Inc.*	100,033
3,449	Oasis Petroleum, Inc.*	101,642
30,891	Parker Drilling Co.*	130,669
22,595	SemGroup Corp. Class A*	832,626
34,655	W&T Offshore, Inc.	650,821
33,382	Western Refining, Inc.	873,941
6,742	Willbros Group, Inc.*	36,204
6,339	WPX Energy, Inc.*	105,164

		5,172,718

Food & Staples Retailing – 0.6%
11,447	Susser Holdings Corp.*	414,038
17,872	The Pantry, Inc.*	260,038

		674,076

Food, Beverage & Tobacco – 3.6%
42,484	Alliance One International, Inc.*	137,223
4,240	Dole Food Co., Inc.*	59,487
3,635	Fresh Del Monte Produce, Inc.	93,056
5,928	J&J Snack Foods Corp.	339,852
20,246	Lancaster Colony Corp.	1,483,020
32,278	National Beverage Corp.*	489,334

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
11,950	The Boston Beer Co., Inc. Class A*(a)	$ 1,338,042

		3,940,014

Health Care Equipment & Services – 4.1%
30,203	Align Technology, Inc.*	1,116,605
31,501	Amedisys, Inc.*	435,029
10,455	AMN Healthcare Services, Inc.*	105,177
2,894	Anika Therapeutics, Inc.*	43,468
16,234	Assisted Living Concepts, Inc. Class A	123,865
7,321	Bio-Reference Labs, Inc.*	209,234
5,805	BioScrip, Inc.*	52,883
1,260	Cyberonics, Inc.*	66,049
628	Haemonetics Corp.*	50,365
1,120	IDEXX Laboratories, Inc.*	111,272
15,721	Invacare Corp.	222,295
27,543	Kindred Healthcare, Inc.*	313,439
1,587	Masimo Corp.*	38,374
6,600	MedAssets, Inc.*	117,480
23,880	Medical Action Industries, Inc.*	83,341
36,745	PharMerica Corp.*	465,192
5,855	Select Medical Holdings Corp.*	65,752
1,985	Sirona Dental Systems, Inc.*	113,066
28,604	Skilled Healthcare Group, Inc. Class A*	183,924
13,674	Tenet Healthcare Corp.*	85,736
29,158	Universal American Corp.*	269,420
12,622	Vascular Solutions, Inc.*	186,932

		4,458,898

Household & Personal Products – 1.9%
58,085	Central Garden and Pet Co. Class A*	701,667
12,860	Herbalife Ltd.	609,564
20,978	Medifast, Inc.*	548,574
5,817	USANA Health Sciences, Inc.*	270,316

		2,130,121

Insurance – 2.9%
2,303	Allied World Assurance Co. Holdings AG	177,907
17,877	American Equity Investment Life Holding Co.	207,909
9,777	Assurant, Inc.	364,682
7,616	Assured Guaranty Ltd.	103,730
14,782	CNO Financial Group, Inc.	142,646
60,419	First American Financial Corp.	1,309,280
4,129	Global Indemnity PLC*	90,343
1,677	Homeowners Choice, Inc.	39,409
33,139	Maiden Holdings Ltd.	294,606
4,705	OneBeacon Insurance Group Ltd. Class A	63,235
2,997	Stewart Information Services Corp.	60,360
19,522	Symetra Financial Corp.	240,121
3,642	Tower Group, Inc.	70,618

		3,164,846

Materials – 3.4%
15,836	A. Schulman, Inc.	377,214
8,786	Buckeye Technologies, Inc.	281,679
15,873	Coeur d'Alene Mines Corp.*	457,619

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
3,647	Georgia Gulf Corp.	$ 132,094
34,028	Golden Star Resources Ltd.*(a)	67,035
22,940	Headwaters, Inc.*	150,945
1,526	Koppers Holdings, Inc.	53,303
30,380	Kraton Performance Polymers, Inc.*	792,918
14,155	Materion Corp.	336,889
2,355	Schnitzer Steel Industries, Inc. Class A	66,293
48,974	Senomyx, Inc.*	93,051
20,667	Spartech Corp.*	110,569
7,970	Stepan Co.	766,076
1,480	The Scotts Miracle-Gro Co. Class A	64,336
2,272	Tredegar Corp.	40,305

		3,790,326

Media – 0.6%
1,693	AMC Networks, Inc. Class A*	73,679
4,032	Arbitron, Inc.	152,813
2,974	Cablevision Systems Corp. Class A	47,138
8,061	Entercom Communications Corp. Class A*	55,298
7,679	Harte-Hanks, Inc.	53,216
59,889	Journal Communications, Inc. Class A*	311,423

		693,567

Pharmaceuticals, Biotechnology & Life Sciences – 8.2%
20,594	Acorda Therapeutics, Inc.*	527,412
6,191	Aegerion Pharmaceuticals, Inc.*	91,751
19,323	Affymax, Inc.*	406,942
76,681	Affymetrix, Inc.*(a)	332,029
15,295	Albany Molecular Research, Inc.*	53,074
67,812	Arena Pharmaceuticals, Inc.*(a)	564,196
18,148	AVEO Pharmaceuticals, Inc.*(a)	188,921
1,729	BioMarin Pharmaceutical, Inc.*	69,627
13,381	Bruker Corp.*	175,157
923	Charles River Laboratories International, Inc.*	36,551
20,140	Curis, Inc.*	83,380
24,872	Emergent Biosolutions, Inc.*	353,431
5,546	Enzon Pharmaceuticals, Inc.*	38,600
15,885	Genomic Health, Inc.*	551,051
2,223	Infinity Pharmaceuticals, Inc.*	52,352
3,883	Isis Pharmaceuticals, Inc.*(a)	54,634
3,373	Jazz Pharmaceuticals PLC*	192,295
3,848	Luminex Corp.*	74,805
30,432	Momenta Pharmaceuticals, Inc.*	443,394
2,751	Myriad Genetics, Inc.*	74,249
92,957	Nabi Biopharmaceuticals*	164,534
2,253	PAREXEL International Corp.*	69,302
113,151	PDL BioPharma, Inc.	870,131
27,267	Pharmacyclics, Inc.*	1,758,721
55,984	Progenics Pharmaceuticals, Inc.*	160,674
26,348	Questcor Pharmaceuticals, Inc.*(a)	487,438
26,606	Santarus, Inc.*	236,261
48,417	Sciclone Pharmaceuticals, Inc.*	268,714
18,574	Spectrum Pharmaceuticals, Inc.*(a)	217,316
4,025	Synageva BioPharma Corp.*	215,056
9,186	Vivus, Inc.*	163,694

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
4,854	Warner Chilcott PLC Class A	$ 65,529

		9,041,221

Real Estate – 8.1%
20,432	AG Mortgage Investment Trust, Inc. (REIT)	493,024
10,812	Agree Realty Corp. (REIT)	275,598
16,057	Altisource Portfolio Solutions SA*	1,384,916
6,208	American Capital Mortgage Investment Corp. (REIT)	156,007
4,713	Chesapeake Lodging Trust (REIT)	93,647
7,060	Colony Financial, Inc. (REIT)	137,529
17,132	DuPont Fabros Technology, Inc. (REIT)	432,583
41,845	Franklin Street Properties Corp. (REIT)	463,224
16,513	Getty Realty Corp. (REIT)(a)	296,408
5,685	Hatteras Financial Corp. (REIT)	160,260
6,245	Invesco Mortgage Capital, Inc. (REIT)	125,712
15,723	LTC Properties, Inc. (REIT)	500,778
9,808	National Health Investors, Inc. (REIT)	504,524
17,971	Potlatch Corp. (REIT)	671,576
1,924	PS Business Parks, Inc. (REIT)	128,562
27,761	Rayonier, Inc. (REIT)	1,360,567
14,653	Starwood Property Trust, Inc. (REIT)	340,975
3,365	Urstadt Biddle Properties, Inc. Class A (REIT)	68,074
31,383	Zillow, Inc. Class A*	1,323,735

		8,917,699

Retailing – 8.6%
1,423	Abercrombie & Fitch Co. Class A	48,268
31,516	Aeropostale, Inc.*	426,412
3,743	ANN, Inc.*	141,223
2,508	Asbury Automotive Group, Inc.*	70,099
3,845	Collective Brands, Inc.*	83,475
7,988	Core-Mark Holding Co., Inc.	384,303
3,287	Destination Maternity Corp.	61,467
517	Dillard's, Inc. Class A	37,390
51,755	Express, Inc.*(b)	767,009
26,144	Francesca's Holdings Corp.*	803,405
36,640	Fred’s, Inc. Class A	521,387
3,249	Group 1 Automotive, Inc.	195,687
4,747	Guess?, Inc.	120,669
37,191	Hot Topic, Inc.	323,562
11,484	Lumber Liquidators Holdings, Inc.*	582,009
20,578	Select Comfort Corp.*	649,236
18,363	Shoe Carnival, Inc.	432,081
1,444	Signet Jewelers Ltd.	70,409
62,365	Stage Stores, Inc.	1,313,407
12,331	The Buckle, Inc.(a)	560,197
1,283	The Childrens Place Retail Stores, Inc.*	76,980
17,561	The Finish Line, Inc. Class A	399,337
3,624	Urban Outfitters, Inc.*	136,117
16,653	Zale Corp.*	114,906

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
40,394	Zumiez, Inc.*	$ 1,120,126

		9,439,161

Semiconductors & Semiconductor Equipment – 1.3%
17,001	AuthenTec, Inc.*	136,178
11,539	Cypress Semiconductor Corp.*	123,698
7,015	DSP Group, Inc.*	41,669
90,723	Lattice Semiconductor Corp.*	347,469
28,994	Micrel, Inc.	302,118
31,248	Photronics, Inc.*	167,802
53,382	PLX Technology, Inc.*	308,014
9,655	RF Micro Devices, Inc.*	38,137

		1,465,085

Software & Services – 11.6%
40,564	Accelrys, Inc.*	351,284
2,690	AOL, Inc.*	94,769
9,109	Aspen Technology, Inc.*	235,468
36,131	Blackbaud, Inc.	864,253
1,443	Bottomline Technologies, Inc.*	35,628
91,755	Ciber, Inc.*	318,390
6,634	CommVault Systems, Inc.*	389,416
9,622	Cornerstone OnDemand, Inc.*	295,010
11,209	CSG Systems International, Inc.*	252,090
6,841	Genpact Ltd.	114,108
10,625	Global Cash Access Holdings, Inc.*	85,531
2,164	Imperva, Inc.*	80,046
5,344	Informatica Corp.*	186,025
12,069	Kenexa Corp.*	553,122
14,238	Lender Processing Services, Inc.	397,098
121,557	Lionbridge Technologies, Inc.*	427,881
14,371	LivePerson, Inc.*	260,259
18,583	LogMeIn, Inc.*	416,817
18,579	Manhattan Associates, Inc.*	1,064,019
1,877	Mantech International Corp. Class A	45,048
55,638	Marchex, Inc. Class B	212,537
10,091	MicroStrategy, Inc. Class A*	1,352,900
6,725	Monotype Imaging Holdings, Inc.	104,843
8,691	Opnet Technologies, Inc.	296,102
23,950	Pegasystems, Inc.	695,508
16,973	PROS Holdings, Inc.*	323,675
7,642	QAD, Inc. Class A*	103,778
5,637	QLIK Technologies, Inc.*	126,325
24,204	Quest Software, Inc.*	677,712
24,977	RealNetworks, Inc.*	207,809
8,410	Responsys, Inc.*	86,034
15,437	Saba Software, Inc.*	154,216
8,794	TeleTech Holdings, Inc.*	149,938
30,715	TIBCO Software, Inc.*	928,514
2,729	TNS, Inc.*	40,799
2,173	Travelzoo, Inc.*	51,218
5,830	Ultimate Software Group, Inc.*	595,243
7,200	Unisys Corp.*	149,904

		12,723,317

Technology Hardware & Equipment – 4.3%
16,911	Agilysys, Inc.*	145,435
22,783	Electronics for Imaging, Inc.*	378,426
32,273	Emulex Corp.*	232,688
41,270	Extreme Networks*	137,842

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
3,872	Fusion-io, Inc.*	$ 117,205
38,302	Imation Corp.*	214,108
12,630	Ingram Micro, Inc. Class A*	192,355
19,606	Insight Enterprises, Inc.*	342,713
20,969	Jabil Circuit, Inc.	392,540
29,083	Methode Electronics, Inc.	282,396
7,481	National Instruments Corp.	188,297
1,408	Plantronics, Inc.	49,745
4,469	Polycom, Inc.*	44,109
165,434	Quantum Corp.*	266,349
21,771	Radisys Corp.*	78,376
20,309	RealD, Inc.*(a)	181,562
53,306	ShoreTel, Inc.*	218,021
32,122	STEC, Inc.*	216,823
13,508	Super Micro Computer, Inc.*	162,501
30,589	Symmetricom, Inc.*	213,205
21,728	Tellabs, Inc.	76,917
19,742	Vishay Intertechnology, Inc.*	194,064
49,339	Xyratex Ltd.	453,919

		4,779,596

Telecommunication Services – 1.0%
25,148	Cbeyond, Inc.*	247,959
10,998	magicJack VocalTec Ltd.*	269,781
45,005	USA Mobility, Inc.	534,210

		1,051,950

Transportation – 1.2%
15,982	Celadon Group, Inc.	256,831
3,045	Genesee & Wyoming, Inc. Class A*	203,589
93,345	Pacer International, Inc.*	371,513
7,676	Saia, Inc.*	154,594
22,962	SkyWest, Inc.	237,197
7,243	Universal Truckload Services, Inc.	115,671

		1,339,395

Utilities – 3.2%
9,340	Avista Corp.	240,412
887	CH Energy Group, Inc.	57,841
3,495	El Paso Electric Co.	119,704
14,319	Genie Energy Ltd. Class B	102,667
10,428	Integrys Energy Group, Inc.	544,342
3,402	New Jersey Resources Corp.	155,539
3,484	Northwest Natural Gas Co.	171,552
5,802	NorthWestern Corp.	210,207
4,644	Piedmont Natural Gas Co., Inc.	150,837
3,149	Questar Corp.	64,019
31,470	Southwest Gas Corp.	1,390,974
940	The Laclede Group, Inc.	40,420
5,280	UGI Corp.	167,640
2,044	WGL Holdings, Inc.	82,271

		3,498,425

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$ 107,078,015

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 4.3%
Goldman Sachs Financial Square Money Market Fund — FST Shares
4,781,600	0.154%	$ 4,781,600

TOTAL INVESTMENTS – 101.6%		$ 111,859,615

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		(1,801,414)

NET ASSETS – 100.0%		$ 110,058,201

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(d)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	31	December 2012	$2,586,640	$(60,653)

TAX INFORMATION — At September 30, 2012, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$96,856,558

Gross unrealized gain	21,745,069
Gross unrealized loss	(6,742,012)

Net unrealized security gain	$15,003,057

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Banks – 2.5%
11,153	Bank of Hawaii Corp.	$ 508,800
6,661	City National Corp.	343,108
14,930	Commerce Bancshares, Inc.	602,127
29,378	East West Bancorp, Inc.	620,463
193,509	First Niagara Financial Group, Inc.	1,565,488
23,237	Fulton Financial Corp.	229,117
12,363	M&T Bank Corp.(a)	1,176,463
25,831	PNC Financial Services Group, Inc.	1,629,936
76,474	Wells Fargo & Co.	2,640,647

		9,316,149

Capital Goods – 4.4%
11,053	Alliant Techsystems, Inc.	553,866
14,118	Emerson Electric Co.	681,476
3,335	Fluor Corp.	187,694
317,054	General Electric Co.	7,200,296
5,532	Huntington Ingalls Industries, Inc.*	232,621
19,225	KBR, Inc.	573,289
1,807	Lockheed Martin Corp.	168,738
21,768	MSC Industrial Direct Co., Inc. Class A	1,468,469
30,129	Navistar International Corp.*	635,421
11,716	Northrop Grumman Corp.	778,294
8,924	Raytheon Co.	510,096
20,118	The Boeing Co.	1,400,615
53,762	The Toro Co.	2,138,652
6,095	Trinity Industries, Inc.	182,667

		16,712,194

Commercial & Professional Services – 0.2%
5,055	Clean Harbors, Inc.*	246,936
5,576	Manpower, Inc.	205,197
2,438	Tyco International Ltd.	137,162

		589,295

Consumer Durables & Apparel – 0.1%
575	NVR, Inc.*	485,588

Consumer Services – 2.8%
108,389	Carnival Corp.	3,949,695
70,633	Marriott International, Inc. Class A	2,761,750
30,774	Marriott Vacations Worldwide Corp.*	1,108,480
3,762	McDonald's Corp.	345,164
23,072	Starbucks Corp.	1,170,904
7,973	Weight Watchers International, Inc.(a)	420,974
13,700	Yum! Brands, Inc.	908,858

		10,665,825

Diversified Financials – 4.0%
744	BlackRock, Inc.	132,655
31,615	CME Group, Inc.	1,811,540
24,072	Franklin Resources, Inc.	3,010,685
189,500	JPMorgan Chase & Co.	7,670,960
13,831	Leucadia National Corp.	314,655
74,841	SEI Investments Co.	1,605,339

Shares	Description	Value
Common Stocks – (continued)
Diversified Financials – (continued)
13,801	State Street Corp.	$ 579,090

		15,124,924

Energy – 13.4%
58,980	Chevron Corp.	6,874,709
106,047	ConocoPhillips	6,063,768
146,481	Exxon Mobil Corp.	13,395,687
56,357	Hess Corp.	3,027,498
83,489	Marathon Oil Corp.	2,468,770
84,266	Marathon Petroleum Corp.	4,600,081
74,817	Murphy Oil Corp.	4,016,925
69,658	Occidental Petroleum Corp.	5,994,768
14,276	Phillips 66	661,978
44,876	Tesoro Corp.	1,880,304
33,582	Ultra Petroleum Corp.*(a)	738,132
72,914	WPX Energy, Inc.*	1,209,643

		50,932,263

Food & Staples Retailing – 1.6%
102,773	CVS Caremark Corp.	4,976,269
29,464	Walgreen Co.	1,073,668

		6,049,937

Food, Beverage & Tobacco – 4.5%
112,764	Archer-Daniels-Midland Co.	3,064,926
40,452	Lorillard, Inc.	4,710,635
68,264	Philip Morris International, Inc.	6,139,664
68,356	Reynolds American, Inc.	2,962,549
5,667	The Coca-Cola Co.	214,949

		17,092,723

Health Care Equipment & Services – 0.9%
149,097	Boston Scientific Corp.*	855,817
64,351	Cardinal Health, Inc.	2,507,758

		3,363,575

Household & Personal Products – 1.9%
40,355	Herbalife Ltd.	1,912,827
12,050	Nu Skin Enterprises, Inc. Class A	467,902
69,106	The Procter & Gamble Co.	4,793,192

		7,173,921

Insurance – 2.9%
93,719	Aflac, Inc.	4,487,266
17,294	Assurant, Inc.	645,066
61,897	Berkshire Hathaway, Inc. Class B*	5,459,315
3,317	Prudential Financial, Inc.	180,810
12,604	Validus Holdings Ltd.	427,402

		11,199,859

Materials – 3.0%
24,016	CF Industries Holdings, Inc.	5,337,316
101,674	LyondellBasell Industries NV Class A	5,252,479
6,770	Newmont Mining Corp.	379,188
13,734	Southern Copper Corp.	471,900

		11,440,883

Media – 5.4%
128,573	Cablevision Systems Corp. Class A	2,037,882

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
34,341	DIRECTV*	$ 1,801,529
127,941	DISH Network Corp. Class A	3,916,274
2,811	Liberty Global, Inc. Class A*	170,768
255,336	News Corp. Class A	6,263,392
35,464	Pandora Media, Inc.*	388,331
21,760	The Walt Disney Co.	1,137,613
68,646	Time Warner, Inc.	3,111,723
32,322	Viacom, Inc. Class B	1,732,136

		20,559,648

Pharmaceuticals, Biotechnology & Life Sciences – 13.0%
71,291	Amgen, Inc.	6,011,257
23,398	Biogen Idec, Inc.*	3,491,684
181,957	Bristol-Myers Squibb Co.	6,141,049
68,521	Celgene Corp.*	5,235,004
6,507	Charles River Laboratories International, Inc.*	257,677
18,563	Covance, Inc.*	866,706
54,144	Eli Lilly & Co.	2,566,967
17,800	Endo Health Solutions, Inc.*	564,616
12,697	Forest Laboratories, Inc.*	452,140
83,013	Gilead Sciences, Inc.*	5,506,252
17,497	Hospira, Inc.*	574,252
59,999	Johnson & Johnson	4,134,531
126,392	Merck & Co., Inc.	5,700,279
219,943	Pfizer, Inc.	5,465,584
19,925	United Therapeutics Corp.*	1,113,409
50,764	Warner Chilcott PLC Class A	685,314
5,973	Watson Pharmaceuticals, Inc.*	508,661

		49,275,382

Real Estate Investment Trust – 2.5%
53,790	American Tower Corp.	3,840,068
1,079	AvalonBay Communities, Inc.	146,733
15,966	Health Care REIT, Inc.	922,037
94,434	Rayonier, Inc.	4,628,210

		9,537,048

Retailing – 3.7%
19,953	Amazon.com, Inc.*	5,074,447
28,667	Family Dollar Stores, Inc.	1,900,622
39,912	Guess?, Inc.	1,014,563
18,794	Liberty Interactive Corp. Class A*	347,689
3,821	Limited Brands, Inc.	188,222
11,997	PetSmart, Inc.	827,553
2,918	Priceline.com, Inc.*	1,805,454
14,039	Ross Stores, Inc.	906,919
5,706	The Gap, Inc.	204,161
12,220	TJX Companies, Inc.	547,334
32,737	Urban Outfitters, Inc.*	1,229,602

		14,046,566

Semiconductors & Semiconductor Equipment – 0.8%
21,769	First Solar, Inc.*(a)	482,074
114,417	Intel Corp.	2,594,978
2,592	KLA-Tencor Corp.	123,651

		3,200,703

Software & Services – 13.1%
16,334	Adobe Systems, Inc.*	530,202

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
38,797	AOL, Inc.*	$ 1,366,818
13,164	Autodesk, Inc.*	439,283
8,264	BMC Software, Inc.*	342,873
11,003	Citrix Systems, Inc.*	842,500
43,490	Computer Sciences Corp.	1,400,813
35,300	eBay, Inc.*	1,708,873
13,089	Google, Inc. Class A*	9,875,650
22,254	International Business Machines Corp.	4,616,592
11,863	Mastercard, Inc. Class A	5,355,907
296,221	Microsoft Corp.	8,821,461
262,485	Oracle Corp.	8,265,653
2,067	Salesforce.com, Inc.*	315,610
9,587	Solera Holdings, Inc.	420,582
146,567	Symantec Corp.*	2,638,206
36,821	TIBCO Software, Inc.*	1,113,099
26,320	VeriSign, Inc.*	1,281,521
2,507	Visa, Inc. Class A	336,640
12,887	Yahoo!, Inc.*	205,870

		49,878,153

Technology Hardware & Equipment – 9.1%
26,993	Apple, Inc.	18,011,349
187,251	Cisco Systems, Inc.	3,574,622
47,613	Hewlett-Packard Co.	812,278
135,734	Ingram Micro, Inc. Class A*	2,067,229
81,397	NetApp, Inc.*	2,676,333
69,288	QUALCOMM, Inc.	4,329,807
24,503	Seagate Technology PLC	759,593
59,433	Western Digital Corp.	2,301,840

		34,533,051

Telecommunication Services – 2.6%
225,760	AT&T, Inc.(b)	8,511,152
29,817	Verizon Communications, Inc.	1,358,761

		9,869,913

Transportation – 2.5%
24,014	CSX Corp.	498,291
12,279	FedEx Corp.	1,039,049
60,038	Norfolk Southern Corp.	3,820,218
14,791	Union Pacific Corp.	1,755,692
33,606	United Parcel Service, Inc. Class B	2,405,181

		9,518,431

Utilities – 3.0%
124,300	Ameren Corp.	4,060,881
32,210	Consolidated Edison, Inc.	1,929,057
15,372	Entergy Corp.	1,065,280
56,341	Integrys Energy Group, Inc.	2,941,000
27,014	The Southern Co.	1,245,075

		11,241,293

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$ 371,807,324

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 0.5%
Goldman Sachs Financial Square Money Market Fund — FST Shares
1,777,570	0.154%	$ 1,777,570

TOTAL INVESTMENTS – 98.4%		$ 373,584,894

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		6,249,632

NET ASSETS – 100.0%		$ 379,834,526

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(d)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-mini Index	95	December 2012	$6,812,450	$(89,704)

TAX INFORMATION — At September 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$319,085,033

Gross unrealized gain	60,289,413
Gross unrealized loss	(5,789,552)

Net unrealized security gain	$54,499,861

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy (except VIT Money Market Fund) is to value investments at fair value.

It is the Money Market Fund’s policy to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances established by the trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Fund’s net asset value (“NAV”) based upon the amortized cost of the Fund’s securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM or Goldman Sachs Asset Management International (“GSAMI”) assumptions in determining fair value measurement).

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities, for which market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions where by the Funds sell mortgage-backed securities and simultaneously contract with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, the Funds will not be entitled to accrue interest and principal payments on the securities sold.

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a series of the Trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Act of as an open end investment company, is subject to Rule 2a-7 under the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, the Funds agree to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily at the applicable forward rate.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT III — At September 30, 2012, the Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of October 1, 2012, as follows:

Principal Amount	Maturity Value	Collateral Value
$63,700,000	$63,701,161	$65,600,220

REPURCHASE AGREEMENTS — At September 30, 2012, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
Bank of Nova Scotia (The)	0.230%	$8,147,675
Crédit Agricole Corporate and Investment Bank	0.210	43,515,988
Wells Fargo Securities LLC	0.240	12,036,337
TOTAL		$63,700,000

At September 30, 2012, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.500 to 9.500%	02/01/14 to 10/01/42
Federal National Mortgage Association	2.500 to 8.000	12/01/12 to 10/01/42
Government National Mortgage Association	2.500 to 12.500	11/20/12 to 09/20/42
U.S. Treasury Note	0.250	05/15/15

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but are not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2012. For the Money Market Fund, all investments are classified as Level 2. Please refer to the Schedule of Investments for further detail.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$36,008,255	$—
Mortgage-Backed Obligations	—	57,280,064	35,494
U.S. Treasury Obligations and/or Other U.S. Government Agencies	8,786,752	10,546,589	—
Asset-Backed Securities	—	2,178,405	—
Foreign Debt Obligations	8,614,112	1,282,224	—
Municipal Debt Obligations	—	1,450,882	—
Government Guarantee Obligations	—	7,255,669	—
Total	$17,400,864	$116,002,088	$35,494

Derivative Type
Assets(a)
Futures Contracts	$133,652	$—	$—
Forward Currency Exchange Contracts	—	74,294	—

Liabilities(a)
Futures Contracts	$(75,565)	$—	$—
Forward Currency Exchange Contracts	—	(279,824)	—

EQUITY INDEX
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$173,734,897	$—	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	139,987	—	—
Total	$173,874,884	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(28,910)	$—	$—

GLOBAL MARKETS NAVIGATOR
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$2,551,170	$—	$—
Investment Company	1,238,315	—	—
U.S. Treasury Obligations	4,637,468	—	—
Total	$8,426,953	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$6,797	$—	$—

Liabilities(a)
Futures Contracts	$(76,277)	$—	$—

GOVERNMENT INCOME
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$34,100,146	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	11,690,889	18,116,725	—
Asset-Backed Securities	—	874,118	—
Government Guarantee Obligations	—	5,572,653	—
Total	$11,690,889	$58,663,642	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(3,272,813)	$—

Derivative Type
Assets(a)
Futures Contracts	$78,169	$—	$—

Liabilities(a)
Futures Contracts	$(72,520)	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH OPPORTUNITIES
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$173,969,899	$—		$—

LARGE CAP VALUE
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$1,089,037,455	$—		$—

MID CAP VALUE
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$808,013,975	$—		$—

STRATEGIC GROWTH
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$410,310,244	$—		$—

STRATEGIC INTERNATIONAL EQUITY
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$4,784,867	$180,882,114	(b)	$—

STRUCTURED SMALL CAP EQUITY
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$107,078,015	$—		$—
Securities Lending Reinvestment Vehicle	4,781,600	—		—
Total	$111,859,615	$—		$—

Derivative Type
Liabilities(a)
Futures Contracts	$(60,653)	$—		$—

STRUCTURED U.S. EQUITY
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$371,807,324	$—		$—
Securities Lending Reinvestment Vehicle	1,777,570	—		—
Total	$373,584,894	$—		$—

Derivative Type
Liabilities(a)
Futures Contracts	$(89,704)	$—		$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain participating insurance companies, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Interest Rate Risk — In a declining interest rate environment, low yields on the Money Market Fund’s holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as distribution and service, transfer agency and management fees) which can fluctuate daily.

Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 28, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date November 28, 2012

*	Print the name and title of each signing officer under his or her signature.